APF SECURITIZATION O4B-24B LLC ABS-15G

Exhibit 99.7 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	10094			Closed	2022-09-07 16:58	2022-09-09 20:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/09/2022 Resolved- - Due Diligence Vendor-09/09/2022 Ready for Review-Document Uploaded. - Seller-09/08/2022 Open-Please provide the final 1003 with the LO signature - Due Diligence Vendor-09/07/2022	Ready for Review-Document Uploaded. - Seller-09/08/2022	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/09/2022	Final 1003 XXXX.pdf			FL	Primary Residence	Refinance	Cash Out - Other	637806	N/A	N/A
XXXX	10195			Closed	2022-09-22 13:41	2022-09-29 19:21	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-09/29/2022 Resolved-Document received, data updated. - Due Diligence Vendor-09/29/2022 Ready for Review-Document Uploaded. - Seller-09/29/2022 Open-The Final 1003 is Not Executed Loan Originator Signature is missing on 1003 final , please provide - Due Diligence Vendor-09/22/2022	Ready for Review-Document Uploaded. - Seller-09/29/2022	Resolved-The Final 1003 is Executed - Due Diligence Vendor-09/29/2022 Resolved-Document received, data updated. - Due Diligence Vendor-09/29/2022	Final 1003 XXXX.pdf			OR	Primary Residence	Refinance	Cash Out - Other	661354	N/A	N/A
XXXX	10162			Closed	2023-03-16 15:47	2023-03-17 14:52	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-Document received with LO signature - Due Diligence Vendor-03/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/16/2023 Open-Final 1003 missing LO signature - Due Diligence Vendor-03/16/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/16/2023	Resolved-Document received with LO signature - Due Diligence Vendor-03/17/2023	Final 1008 XXXX.pdf			AZ	Second Home	Purchase	NA	893014	N/A	N/A
XXXX	10216			Closed	2023-08-07 13:02	2023-09-13 12:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Exception approved to increase the LTV 5% to 70%, when guides state max LTV for free and clear property cash out is 65%. - Due Diligence Vendor-09/12/2023 Ready for Review-Document Uploaded. - Seller-09/12/2023 Open-Audited LTV of 70% exceeds Guideline LTV of 65% Audited LTV is 70%, subject property is Free & Clear max LTV 65% asper GL. Provide Exception. - Due Diligence Vendor-08/07/2023	Ready for Review-Document Uploaded. - Seller-09/12/2023	Waived-Exception approved to increase the LTV 5% to 70%, when guides state max LTV for free and clear property cash out is 65%. - Due Diligence Vendor-09/12/2023	Exception Approval - XXXX XXXX .pdf		Compensating Factor: 1. Experienced Investor - Verified. 2. DSCR At least 1.00 - Verified DSCR of 1.06	FL	Investment	Refinance	Cash Out - Other	1092077	Originator Pre-Close	Yes
XXXX	10216	Closed	2023-08-04 09:17	2023-08-17 19:56	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 received with PUD selection made. 1008 and BP page updated. Resolved - Due Diligence Vendor-08/17/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/17/2023

Ready for Review-Document Uploaded. Here you go - Seller-08/16/2023

Counter-The document provided is the lender approval. Per review the property type is PUD. Please provide a 1008 with the correct property type selected. - Due Diligence Vendor-08/11/2023

Ready for Review-Document Uploaded.  - Seller-08/09/2023

														Open-The 1008 document is missing from the loan file. Provide updated 1008 with corrected Property Type as PUD. Verified as PUD property in appraisal. - Due Diligence Vendor-08/04/2023	Ready for Review-Document Uploaded. Here you go - Seller-08/16/2023 Ready for Review-Document Uploaded. - Seller-08/09/2023	Resolved-1008 received with PUD selection made. 1008 and BP page updated. Resolved - Due Diligence Vendor-08/17/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/17/2023	DSCR.jpg FINAL_UW SIGNED_1008_XXXX_#XXXX_7_11_23.pdf			FL	Investment	Refinance	Cash Out - Other	1087672	N/A	N/A
XXXX	10216			Closed	2023-08-07 12:56	2023-08-17 13:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Resolved - Due Diligence Vendor-08/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023 Open-Provided bank statement in Pg: 61-68 to verify Rent Proof, is not in the name of borrower. Provide LOE from borrower to validate the same. Note: Since using higher lease rent for DSCR ratio require 2 months rent proof. - Due Diligence Vendor-08/07/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023	Resolved-Resolved - Due Diligence Vendor-08/17/2023	LOE Bank Account.pdf			FL	Investment	Refinance	Cash Out - Other	1092058	N/A	N/A
XXXX	10216			Closed	2023-08-04 15:47	2023-08-10 20:30	Resolved	1 - Information	C	A	Compliance	Closing	Loan Originator NMLS Status is Unknown	Resolved-Confirmed NMLS registration is not required for BP loans, resolved. - Due Diligence Vendor-08/10/2023 Ready for Review-this is DSCR loan it is not needed - Seller-08/08/2023 Open-Loan Originator NMLS Status is Unknown Subject State is FL, unable to verify the NMLS Status of Loan Originator 'XXXX' NMLS #XXX in FL State. - Due Diligence Vendor-08/04/2023	Ready for Review-this is DSCR loan it is not needed - Seller-08/08/2023	Resolved-Confirmed NMLS registration is not required for BP loans, resolved. - Due Diligence Vendor-08/10/2023				FL	Investment	Refinance	Cash Out - Other	1088557	N/A	N/A
XXXX	10217			Closed	2023-09-14 04:12	2023-09-26 06:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/26/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-09/26/2023 Ready for Review-Document Uploaded. - Seller-09/25/2023 Open-Missing Flood Certificate Flood Certificate Missing - Due Diligence Vendor-09/14/2023	Ready for Review-Document Uploaded. - Seller-09/25/2023	Resolved-Flood Certificate for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/26/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-09/26/2023	flood XXXX.pdf			TN	Investment	Refinance	No Cash Out - Borrower Initiated	1155541	N/A	N/A
XXXX	10217			Closed	2023-09-14 11:31	2023-09-26 06:32	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Updated DSCR WS uploaded, verifying correct PITIA. Verified & entered in system - Resolved. - Due Diligence Vendor-09/26/2023 Ready for Review-Document Uploaded. See dscr worksheet...$1450.40 PITI and $1500 rent= 1.034 ratio - Seller-09/25/2023 Open-Our calculated monthly payment $ 1450.40 does not match with the PITIA due to the discrepancy in taxes including county and city taxes (28+38.89 =66.89 respectively) in original calculation, they are not included the city tax amount( 1450.40-38.89 = 1411.510) - Due Diligence Vendor-09/14/2023	Ready for Review-Document Uploaded. See dscr worksheet...$1450.40 PITI and $1500 rent= 1.034 ratio - Seller-09/25/2023	Resolved-Updated DSCR WS uploaded, verifying correct PITIA. Verified & entered in system - Resolved. - Due Diligence Vendor-09/26/2023	XXXX DSCR worksheet.pdf			TN	Investment	Refinance	No Cash Out - Borrower Initiated	1156000	N/A	N/A
XXXX	10314	Closed	2024-01-23 09:04	2024-01-26 20:34	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 489 and the Final Closing disclosure on Pg#’s 166, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 156, 581. An interior and exterior appraisal was completed for this property – see pg 30, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 29, and copy of the appraisal was given to the borrower – see Pg#’s 627 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-01/26/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Request to provide HPML Certificate.

TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 489 and the Final Closing disclosure on Pg 169 reflects escrows. An interior and exterior appraisal was completed for this property – see pg 32 and copy of the appraisal was given to the borrower – see Pg 630-631for the copy of the disclosure. - Due Diligence Vendor-01/23/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 489 and the Final Closing disclosure on Pg#’s 166, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 156, 581. An interior and exterior appraisal was completed for this property – see pg 30, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 29, and copy of the appraisal was given to the borrower – see Pg#’s 627 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-01/26/2024

																				NV	Primary Residence	Purchase	NA	1386609	N/A	N/A
XXXX	10314			Closed	2024-01-23 10:07	2024-01-26 20:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Letter confirming the borrowers have 100% access to the assets in the bank account ending in XXXX received, resolved. - Due Diligence Vendor-01/26/2024 Ready for Review-Document Uploaded. - Seller-01/26/2024 Open-Access letter missing for XXXX Acct#XXXX - Due Diligence Vendor-01/23/2024	Ready for Review-Document Uploaded. - Seller-01/26/2024	Resolved-Letter confirming the borrowers have 100% access to the assets in the bank account ending in XXXX received, resolved. - Due Diligence Vendor-01/26/2024	XXXX_XXXX_Access Letter.pdf			NV	Primary Residence	Purchase	NA	1386664	N/A	N/A
XXXX	10314			Closed	2024-01-23 09:09	2024-01-26 20:17	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-01/26/2024 Ready for Review-Document Uploaded. - Seller-01/25/2024 Open-TRID: Missing Closing Disclosure Property is in (NV) dry funding state. Provide PCCD. - Due Diligence Vendor-01/23/2024	Ready for Review-Document Uploaded. - Seller-01/25/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-01/26/2024	XXXX_XXXX_PC CD.pdf			NV	Primary Residence	Purchase	NA	1386616	N/A	N/A
XXXX	10314			Closed	2024-01-23 07:41	2024-01-24 10:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/24/2024 Resolved-Flood Certificate is fully present - Due Diligence Vendor-01/24/2024 Ready for Review-Document Uploaded. - Seller-01/23/2024 Open-Missing Flood Certificate - Due Diligence Vendor-01/23/2024	Ready for Review-Document Uploaded. - Seller-01/23/2024	Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/24/2024 Resolved-Flood Certificate is fully present - Due Diligence Vendor-01/24/2024	XXXX_XXXX_Flood Cert.pdf			NV	Primary Residence	Purchase	NA	1386538	N/A	N/A
XXXX	10307			Closed	2024-01-23 04:56	2024-01-25 09:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/25/2024 Ready for Review-Document Uploaded. - Seller-01/24/2024 Open-Provide Lender Income Calculation Worksheet, Missing in File - Due Diligence Vendor-01/23/2024	Ready for Review-Document Uploaded. - Seller-01/24/2024	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/25/2024	XXXX INCOME XXXX.27.pdf			MD	Investment	Refinance	No Cash Out - Borrower Initiated	1386370	N/A	N/A
XXXX	10308			Closed	2024-01-25 05:39	2024-01-29 19:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-01/29/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-01/25/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-01/25/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-01/25/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-01/29/2024	PCCD.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1391451	N/A	N/A
XXXX	10308			Closed	2024-01-25 12:44	2024-01-26 10:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Updated 1003 & 1008 uploaded verifying that removing 'XXXX' business account #XXXX' bank statement, account #XXXX 'Business account of 'XXXX' is been used no access is required for this account, because it si 100% owned by borrower - Resolved. - Due Diligence Vendor-01/26/2024 Ready for Review-Document Uploaded. Hi Tenant, we don't need that account. It has been removed from the 1003. Please see updated 1008 & 1003. - Seller-01/25/2024 Open-Borrowers using business funds for closing requirements. Please provide access letter - Due Diligence Vendor-01/25/2024	Ready for Review-Document Uploaded. Hi Tenant, we don't need that account. It has been removed from the 1003. Please see updated 1008 & 1003. - Seller-01/25/2024	Resolved-Updated 1003 & 1008 uploaded verifying that removing 'XXXX' business account #XXXX' bank statement, account #XXXX 'Business account of 'XXXX' is been used no access is required for this account, because it si 100% owned by borrower - Resolved. - Due Diligence Vendor-01/26/2024	update 1008.pdf update 1003.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1391808	N/A	N/A
XXXX	10394	Closed	2024-01-25 07:09	2024-02-13 18:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Corrected 1003 and 1008 received with income of $14542.70 matching income calculation worksheet. - Due Diligence Vendor-02/13/2024

Ready for Review-Document Uploaded.  - Seller-02/12/2024

Counter-The complete calculator on page 33 per your attachment has monthly qualifying income of $14,542.70 with expense factor of 50% for 24 months of income. However, the doc type per the lender approval page 483 is alt doc 12 months and the qualifying income is $16,675.25 per the 1008 page 577 and 1003 page 556. Need a corrected income calculation worksheet with income being analyzed for 12 months. Calculated income needs to match or exceed qualifying income. - Due Diligence Vendor-02/09/2024

Ready for Review-Document Uploaded.  - Seller-02/07/2024

Counter-The calculator on page 1 does not provide income totals or information regarding the expense factor the UW used to calculate the income. The calculator on page 11 is also missing income totals and the expense factor. The complete calculator on page 21 has the monthly income and expense factor however 24 months were reviewed although the doc type is alt doc 12 months and the qualifying income of $14,542.70 is lower than the qualifying income amount of $16,675.25 per the 1003 and 1008. - Due Diligence Vendor-02/01/2024

Ready for Review-Please provide additional details as to what exactly is missing on the Lender Calculations.  Also, as far as income not matching, are we saying that the final 1003 income = $16,6725.25, but the lender calculation doc shows = $29,085.40?  Just wanted to be sure we understand before going back to our client.  Thank you, - Seller-01/31/2024

Counter-Per review the doc type is alt doc 12 month and the qualifying income per the 1003 is $16,675.25. The document provided in the finding has several calculators that are missing information or the calculations do not match the qualifying income per the 1003.  - Due Diligence Vendor-01/30/2024

Ready for Review-Document Uploaded.  - Seller-01/29/2024

														Open-Missing Lender Income Calculation Worksheet - Due Diligence Vendor-01/25/2024	Ready for Review-Document Uploaded. - Seller-02/12/2024 Ready for Review-Document Uploaded. - Seller-02/07/2024 Ready for Review-Please provide additional details as to what exactly is missing on the Lender Calculations. Also, as far as income not matching, are we saying that the final 1003 income = $16,6725.25, but the lender calculation doc shows = $29,085.40? Just wanted to be sure we understand before going back to our client. Thank you, - Seller-01/31/2024 Ready for Review-Document Uploaded. - Seller-01/29/2024	Resolved-Corrected 1003 and 1008 received with income of $14542.70 matching income calculation worksheet. - Due Diligence Vendor-02/13/2024	XXXX XXXX_XXXX_Lender Income Calculations.pdf XXXX XXXX_XXXX_Income Calc.pdf XXXX XXXX Corrected 1003 and 1008.pdf			CA	Primary Residence	Purchase	NA	1391519	N/A	N/A
XXXX	10394			Closed	2024-01-25 11:07	2024-01-31 06:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Borrower 1 ITIN Information	Resolved-ITIN document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/31/2024 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-01/31/2024 Ready for Review-Document Uploaded. - Seller-01/30/2024 Open-Borrower 1 ITIN information Missing. Please provide acceptable documentation. - Due Diligence Vendor-01/25/2024	Ready for Review-Document Uploaded. - Seller-01/30/2024	Resolved-ITIN document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/31/2024 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-01/31/2024	XXXX XXXX_XXXX_IRS ITIN.pdf XXXX_XXXX_Bid Tape.xlsx XXXX XXXX_XXXX_IRS ITIN Renewal.pdf			CA	Primary Residence	Purchase	NA	1391701	N/A	N/A
XXXX	10394	Closed	2024-01-25 06:31	2024-01-30 20:17	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport, status changed back to resolved. - Due Diligence Vendor-01/30/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462 and the Final Closing disclosure on Pg#’s 218, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 217. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494, and copy of the appraisal was given to the borrower – see Pg#’s 494 for the copy of the disclosure. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-01/29/2024

Ready for Review-This is not required for Correspondent loans.  Thank you, - Seller-01/26/2024

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan meets the below requirement, however HPML Cert is missing and the appraisal disclosure was provided to the borrower and copy of the appraisal was given to the borrower disclosures are missing.

TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462, 483 and the Final Closing disclosure on Pg#’s 218 reflects escrows. Rate lock date was entered correctly – see Pg#’s 217 An interior and exterior appraisal was completed for this property – see pg#28 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s , and copy of the appraisal was given to the borrower – see Pg#’s for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-01/25/2024	Ready for Review-This is not required for Correspondent loans. Thank you, - Seller-01/26/2024	Resolved-Finding re-opened due to running PC XXXXreport, status changed back to resolved. - Due Diligence Vendor-01/30/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462 and the Final Closing disclosure on Pg#’s 218, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 217. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494, and copy of the appraisal was given to the borrower – see Pg#’s 494 for the copy of the disclosure. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-01/29/2024

																				CA	Primary Residence	Purchase	NA	1391497	N/A	N/A
XXXX	10394	Closed	2024-01-25 06:31	2024-01-30 20:17	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport, status changed back to resolved. - Due Diligence Vendor-01/30/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462 and the Final Closing disclosure on Pg#’s 218, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 217. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494, and copy of the appraisal was given to the borrower – see Pg#’s 494 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-01/29/2024

Ready for Review-This is not required for Correspondent loans.  Thank you. - Seller-01/26/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan meets the below requirement, however HPML Cert is missing and the appraisal disclosure was provided to the borrower and copy of the appraisal was given to the borrower disclosures are missing.

TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462, 483 and the Final Closing disclosure on Pg#’s 218 reflects escrows. Rate lock date was entered correctly – see Pg#’s 217 An interior and exterior appraisal was completed for this property – see pg#28 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s , and copy of the appraisal was given to the borrower – see Pg#’s for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-01/25/2024	Ready for Review-This is not required for Correspondent loans. Thank you. - Seller-01/26/2024	Resolved-Finding re-opened due to running PC XXXXreport, status changed back to resolved. - Due Diligence Vendor-01/30/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 462 and the Final Closing disclosure on Pg#’s 218, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 217. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494, and copy of the appraisal was given to the borrower – see Pg#’s 494 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-01/29/2024

																				CA	Primary Residence	Purchase	NA	1391495	N/A	N/A
XXXX	10394			Closed	2024-01-26 03:02	2024-01-30 20:16	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-01/30/2024 Ready for Review-Document Uploaded. - Seller-01/29/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-01/26/2024	Ready for Review-Document Uploaded. - Seller-01/29/2024	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-01/30/2024	XXXX XXXX_XXXX_PC CD.pdf			CA	Primary Residence	Purchase	NA	1393896	N/A	N/A
XXXX	10310			Closed	2024-01-26 05:59	2024-02-08 21:58	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-01/31/2024 Ready for Review-Document Uploaded. - Seller-01/30/2024 Open-The Final 1003 is Missing - Due Diligence Vendor-01/26/2024	Ready for Review-Document Uploaded. - Seller-01/30/2024	Resolved-The Final 1003 is Present - Due Diligence Vendor-01/31/2024	final 1003.pdf			CA	Primary Residence	Purchase	NA	1394020	N/A	N/A
XXXX	10310	Closed	2024-01-29 14:21	2024-02-08 21:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Per LOE provided verifying the borrower's employment with the loan broker company for this transaction. - Due Diligence Vendor-02/08/2024
Ready for Review-Document Uploaded.  - Seller-02/06/2024
Open-The Loan Origination Company as provided in the final closing documents like Note on page 375 indicates the LO Company "XXXX" and as per the document on page 483 reflects the borrower occupation with same LO company "XXXX" for the last 11 years. Please provide a letter of explanation prior to closing for the borrower's employment history to verify the borrower's employment with the files loan broker company.  - Due Diligence Vendor-01/31/2024
														Open-Request to provide clarification on the borrower employment is with Loan Origination Company as provided in the final closing documents like Note on page 375 indicates the LO Company "XXXX" and as per the document on page 483 reflects the borrower occupation with same LO company "XXXX" for the last 10 years. - Due Diligence Vendor-01/29/2024	Ready for Review-Document Uploaded. - Seller-02/06/2024	Resolved-Per LOE provided verifying the borrower's employment with the loan broker company for this transaction. - Due Diligence Vendor-02/08/2024	LOE -1 (1).pdf			CA	Primary Residence	Purchase	NA	1397272	N/A	N/A
XXXX	10315	Closed	2024-01-31 11:49	2024-02-02 20:42	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 347 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 364. An interior and exterior appraisal was completed for this property – see pg 25, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 410, and copy of the appraisal was given to the borrower – see Pg#’s 411 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/02/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-364
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 347
Final Closing disclosure on Pg-124
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-410,411
The loan meets HPML Guidelines. HPML Lender Certification is in Page-360
- Due Diligence Vendor-01/31/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 347 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 364. An interior and exterior appraisal was completed for this property – see pg 25, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 410, and copy of the appraisal was given to the borrower – see Pg#’s 411 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/02/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-364
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 347
Final Closing disclosure on Pg-124
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-410,411
The loan meets HPML Guidelines. HPML Lender Certification is in Page-360
 - Due Diligence Vendor-01/31/2024

																				CA	Primary Residence	Purchase	NA	1404108	N/A	N/A
XXXX	10315	Closed	2024-01-31 11:49	2024-02-02 20:42	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 347 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 364. An interior and exterior appraisal was completed for this property – see pg 25, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 410, and copy of the appraisal was given to the borrower – see Pg#’s 411for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/02/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-364
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 347
Final Closing disclosure on Pg-124
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-410,411
The loan meets HPML Guidelines. HPML Lender Certification is in Page-360
- Due Diligence Vendor-01/31/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 347 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 364. An interior and exterior appraisal was completed for this property – see pg 25, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 410, and copy of the appraisal was given to the borrower – see Pg#’s 411for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/02/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-364
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 347
Final Closing disclosure on Pg-124
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-410,411
The loan meets HPML Guidelines. HPML Lender Certification is in Page-360
 - Due Diligence Vendor-01/31/2024

																				CA	Primary Residence	Purchase	NA	1404105	N/A	N/A
XXXX	10315			Closed	2024-01-31 12:10	2024-02-02 20:38	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/02/2024 Ready for Review-Document Uploaded. - Seller-01/31/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-01/31/2024	Ready for Review-Document Uploaded. - Seller-01/31/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/02/2024	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1404139	N/A	N/A
XXXX	10316			Closed	2024-02-01 10:22	2024-02-06 07:27	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Updated Completion Report (442/10040)	Resolved-1004D uploaded with all required repairs completion, verified & entered in system - Resolved. - Due Diligence Vendor-02/06/2024 Ready for Review-Document Uploaded. - Seller-02/05/2024 Open-Request to provide Completion Report (1004D), Missing in File - Due Diligence Vendor-02/01/2024	Ready for Review-Document Uploaded. - Seller-02/05/2024	Resolved-1004D uploaded with all required repairs completion, verified & entered in system - Resolved. - Due Diligence Vendor-02/06/2024	1004D.pdf			CA	Investment	Refinance	Cash Out - Other	1406709	N/A	N/A
XXXX	10383	Closed	2024-02-01 05:52	2024-02-01 05:52	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 227 and the Final Closing disclosure on Pg#’s 122 reflects escrows. Rate lock date was entered correctly – see Pg#’s 121,236 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s262 , and HPM Page # 230. The loan meets HPML guidelines - Due Diligence Vendor-02/01/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 227 and the Final Closing disclosure on Pg#’s 122 reflects escrows. Rate lock date was entered correctly – see Pg#’s 121,236 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s262 , and HPM Page # 230. The loan meets HPML guidelines - Due Diligence Vendor-02/01/2024

																				CO	Primary Residence	Refinance	Cash Out - Other	1406427	N/A	N/A
XXXX	10381			Closed	2024-02-02 20:23	2024-02-06 06:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender income calculation worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/06/2024 Ready for Review-Document Uploaded. Income Calc Worksheet - Seller-02/05/2024 Open-Missing income calculation worksheet - Due Diligence Vendor-02/02/2024	Ready for Review-Document Uploaded. Income Calc Worksheet - Seller-02/05/2024	Resolved-Lender income calculation worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/06/2024	XXXX_XXXX_UW Income Calc Worksheet.pdf			CA	Investment	Purchase	NA	1411822	N/A	N/A
XXXX	10366	Closed	2024-02-05 05:29	2024-02-05 07:42	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 398 and the Final Closing disclosure on Pg#’s 226 reflects escrows. Rate lock date was entered correctly – see Pg#’s 221, An interior and exterior appraisal was completed for this property – see pg#45, the appraisal disclosure was provided to the borrower(s)- see Pg#’461and copy of the appraisal was given to the borrower – see Pg#’s #461for the copy of the disclosure. The loan meets HPML guidelines pg# - Due Diligence Vendor-02/05/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 398 and the Final Closing disclosure on Pg#’s 226 reflects escrows. Rate lock date was entered correctly – see Pg#’s 221, An interior and exterior appraisal was completed for this property – see pg#45, the appraisal disclosure was provided to the borrower(s)- see Pg#’461and copy of the appraisal was given to the borrower – see Pg#’s #461for the copy of the disclosure. The loan meets HPML guidelines pg# - Due Diligence Vendor-02/05/2024

																				IL	Primary Residence	Purchase	NA	1412544	N/A	N/A
XXXX	10368	Closed	2024-02-05 10:11	2024-02-05 10:11	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s726, 780.
Final Closing disclosure on Pg#’513.
Rate lock doc on pg-749, 512.
An interior and exterior appraisal was completed for this property on pg-25.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-829, 830.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #732.
- Due Diligence Vendor-02/05/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s726, 780.
Final Closing disclosure on Pg#’513.
Rate lock doc on pg-749, 512.
An interior and exterior appraisal was completed for this property on pg-25.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-829, 830.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #732.
 - Due Diligence Vendor-02/05/2024

																				GA	Primary Residence	Purchase	NA	1412826	N/A	N/A
XXXX	10380			Closed	2024-02-06 08:46	2024-02-13 17:59	Resolved	1 - Information	C	A	Compliance	Data	The Initial 1003 is Incomplete	Resolved-Document uploaded with LO signature. Resolved. - Due Diligence Vendor-02/13/2024 Ready for Review-Document Uploaded. - Seller-02/12/2024 Counter-The document provided is an appraisal from another transaction. Please provide the initial 1003 for this transaction. - Due Diligence Vendor-02/08/2024 Ready for Review-Document Uploaded. - Seller-02/07/2024 Open-Request to provide updated initial 1003 as the LO signed is missing. - Due Diligence Vendor-02/06/2024	Ready for Review-Document Uploaded. - Seller-02/12/2024 Ready for Review-Document Uploaded. - Seller-02/07/2024	Resolved-Document uploaded with LO signature. Resolved. - Due Diligence Vendor-02/13/2024	XXXX Lo signature.pdf			IL	Primary Residence	Purchase	NA	1415038	N/A	N/A
XXXX	10380	Closed	2024-02-06 11:10	2024-02-06 11:17	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan meets HPML Guidelines. Lender acknowledged the loan is a HPML per signed HPML cert on page 325. - Due Diligence Vendor-02/06/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan meets HPML Guidelines. Lender acknowledged the loan is a HPML per signed HPML cert on page 325. - Due Diligence Vendor-02/06/2024

																				IL	Primary Residence	Purchase	NA	1415218	N/A	N/A
XXXX	10389	Closed	2024-02-06 11:57	2024-02-13 18:03	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Gift letter for $35,000 is N/A, only gift for $38,000 - Due Diligence Vendor-02/13/2024

Ready for Review-Document Uploaded.  - Seller-02/12/2024

Counter-There is a gift letter in the loan package for a gift iao $35,000 and also a gift letter for $38,000. The gift amount on the PCCD provided and evidence of wire provided is iao $38,000. Per the final 1003 the gift amount is $35,000. Please provide clarification if there is also a gift iao $35,000. - Due Diligence Vendor-02/08/2024

Ready for Review-Document Uploaded.  - Seller-02/07/2024

														Open-Page #747 has Gift Letter with $35000 but no evidence of gift deposit. Please provide gift deposit proof for the same. - Due Diligence Vendor-02/06/2024	Ready for Review-Document Uploaded. - Seller-02/12/2024 Ready for Review-Document Uploaded. - Seller-02/07/2024	Resolved-Gift letter for $35,000 is N/A, only gift for $38,000 - Due Diligence Vendor-02/13/2024	receipt for funds.pdf XXXX XXXX Final 1003.pdf			CA	Primary Residence	Purchase	NA	1415282	N/A	N/A
XXXX	10389	Closed	2024-02-06 13:18	2024-02-09 01:19	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 537and the Final Closing disclosure on Pg#’s 484, Finding reflects escrows. Rate lock date was entered correctly – see Pg# 636. An interior and exterior appraisal was completed for this property – see pg 40, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 604, and copy of the appraisal was given to the borrower – see Pg#’s 605 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/09/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-700-703
Borrower is Escrowing, escrow disclosures and loan information is on Pg-457
Final Closing disclosure on Pg-420-425
An interior and exterior appraisal was completed for this property pg-68
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-710-712
HPML Certification page #493. The loan meets HPML Guidelines.
- Due Diligence Vendor-02/06/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 537and the Final Closing disclosure on Pg#’s 484, Finding reflects escrows. Rate lock date was entered correctly – see Pg# 636. An interior and exterior appraisal was completed for this property – see pg 40, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 604, and copy of the appraisal was given to the borrower – see Pg#’s 605 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/09/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-700-703
Borrower is Escrowing, escrow disclosures and loan information is on Pg-457
Final Closing disclosure on Pg-420-425
An interior and exterior appraisal was completed for this property pg-68
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-710-712
HPML Certification page #493. The loan meets HPML Guidelines.
 - Due Diligence Vendor-02/06/2024

																				CA	Primary Residence	Purchase	NA	1415418	N/A	N/A
XXXX	10389	Closed	2024-02-06 13:18	2024-02-09 01:18	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 537and the Final Closing disclosure on Pg#’s 484, Finding reflects escrows. Rate lock date was entered correctly – see Pg# 636. An interior and exterior appraisal was completed for this property – see pg 40, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 604, and copy of the appraisal was given to the borrower – see Pg#’s 605 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/09/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-700-703
Borrower is Escrowing, escrow disclosures and loan information is on Pg-457
Final Closing disclosure on Pg-420-425
An interior and exterior appraisal was completed for this property pg-68
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-710-712
HPML Certification page #493. The loan meets HPML Guidelines. - Due Diligence Vendor-02/06/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 537and the Final Closing disclosure on Pg#’s 484, Finding reflects escrows. Rate lock date was entered correctly – see Pg# 636. An interior and exterior appraisal was completed for this property – see pg 40, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 604, and copy of the appraisal was given to the borrower – see Pg#’s 605 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/09/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-700-703
Borrower is Escrowing, escrow disclosures and loan information is on Pg-457
Final Closing disclosure on Pg-420-425
An interior and exterior appraisal was completed for this property pg-68
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-710-712
HPML Certification page #493. The loan meets HPML Guidelines. - Due Diligence Vendor-02/06/2024

																				CA	Primary Residence	Purchase	NA	1415413	N/A	N/A
XXXX	10389			Closed	2024-02-07 03:16	2024-02-09 01:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/09/2024 Ready for Review-Document Uploaded. - Seller-02/07/2024 Open-TRID: Missing Closing Disclosure Subject property is in dry state(CA) but PCCD not provided. Please provide PCCD. - Due Diligence Vendor-02/07/2024	Ready for Review-Document Uploaded. - Seller-02/07/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/09/2024	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1417952	N/A	N/A
XXXX	10392	Closed	2024-02-12 19:31	2024-02-29 06:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOR uploaded for the previous residence, verified & entered in system. Housing History Meets Guideline Requirements - Resolved. - Due Diligence Vendor-02/29/2024

Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-02/29/2024

Ready for Review-Document Uploaded.  - Seller-02/28/2024

														Open-Housing History Does Not Meet Guideline Requirements The borrower only has 11 months housing history. The Property Report page 371 and Title Commitment page 403 show property was purchased less than 12 months ago. Please provide VOR or Exception for housing history less than 12 months. - Due Diligence Vendor-02/12/2024	Ready for Review-Document Uploaded. - Seller-02/28/2024	Resolved-VOR uploaded for the previous residence, verified & entered in system. Housing History Meets Guideline Requirements - Resolved. - Due Diligence Vendor-02/29/2024 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-02/29/2024	XXXX - VOR.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1429490	N/A	N/A
XXXX	10392			Closed	2024-02-09 07:55	2024-02-16 19:40	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received in file with CE run with Minimal status - Due Diligence Vendor-02/16/2024 Ready for Review-Document Uploaded. - Seller-02/15/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-02/09/2024	Ready for Review-Document Uploaded. - Seller-02/15/2024	Resolved-PCCD received in file with XXXX run with Minimal status - Due Diligence Vendor-02/16/2024	PCCD- XXXX.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1424555	N/A	N/A
XXXX	10369			Closed	2024-02-12 10:04	2024-02-16 15:37	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 75% exceeds Guideline LTV of 70% Exception letter is on page 587 reflect 5% LTV exception to 75% approved. - Due Diligence Vendor-02/12/2024		Waived-Audited LTV of 75% exceeds Guideline LTV of 70% Exception letter is on page 587 reflect 5% LTV exception to 75% approved. - Due Diligence Vendor-02/12/2024			Comp Factor #1 Strong Job Stability for both borrowers - Borrowers have been in the industry for over 24 and 5 years respectively. Comp Factor #2 3.5 Months Reserve - verified 7.46 months reserves. Required reserves 0 months. Comp Factor #3 Residual income - Calculated residual income of $ 6887.66 calculated in file	CA	Primary Residence	Purchase	NA	1428013	Originator Post-Close	Yes
XXXX	10369	Closed	2024-02-12 09:14	2024-02-15 19:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Purchase contract received. - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded. Hi Tenant, the legible copy is on page 17 of the attached.  The one signed by the seller is legible. - Seller-02/14/2024
Counter-The sale escrow instructions provided as well as the instructions in the loan package are not legible. Please provide a legible copy. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. Hi Tenant, this is a CA Purchase.  The Purchase Contract on this is the Sale Escrow Instructions.  These are all in the file Starting from page 537.  I have attached them here as well.  We went over this before with XXXX about Sale Escrow Instruction in lieu of the Purchase Contract in CA.  Please check with him on the Sale Escrow Instructions in lieu of the Purchase Contract. - Seller-02/13/2024
														Open-Loan Purpose is Purchase but Purchase Contract Doc is Missing Request to provide purchase contract Document as it is missing in file. - Due Diligence Vendor-02/12/2024	Ready for Review-Document Uploaded. Hi Tenant, the legible copy is on page 17 of the attached. The one signed by the seller is legible. - Seller-02/14/2024 Ready for Review-Document Uploaded. Hi Tenant, this is a CA Purchase. The Purchase Contract on this is the Sale Escrow Instructions. These are all in the file Starting from page 537. I have attached them here as well. We went over this before with XXXX about Sale Escrow Instruction in lieu of the Purchase Contract in CA. Please check with him on the Sale Escrow Instructions in lieu of the Purchase Contract. - Seller-02/13/2024	Resolved-Purchase contract received. - Due Diligence Vendor-02/15/2024	Sale Instructions.pdf Sale Instructions.pdf			CA	Primary Residence	Purchase	NA	1427971	N/A	N/A
XXXX	10369			Closed	2024-02-12 11:46	2024-02-14 19:12	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/13/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-02/12/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/13/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/14/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1428094	N/A	N/A
XXXX	10369	Closed	2024-02-12 11:07	2024-02-14 19:11	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/14/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-376
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 418
Final Closing disclosure on Pg-213
An interior and exterior appraisal was completed for this property pg-40
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-336
The loan meets HPML Guidelines. HPML Lender Certification is in Page-448
- Due Diligence Vendor-02/12/2024	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/14/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-376
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 418
Final Closing disclosure on Pg-213
An interior and exterior appraisal was completed for this property pg-40
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-336
The loan meets HPML Guidelines. HPML Lender Certification is in Page-448
 - Due Diligence Vendor-02/12/2024

																				CA	Primary Residence	Purchase	NA	1428066	N/A	N/A
XXXX	10369	Closed	2024-02-12 11:07	2024-02-14 19:11	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/14/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-376
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 418
Final Closing disclosure on Pg-213
An interior and exterior appraisal was completed for this property pg-40
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-336
The loan meets HPML Guidelines. HPML Lender Certification is in Page-448
- Due Diligence Vendor-02/12/2024	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/14/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-376
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 418
Final Closing disclosure on Pg-213
An interior and exterior appraisal was completed for this property pg-40
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-336
The loan meets HPML Guidelines. HPML Lender Certification is in Page-448
 - Due Diligence Vendor-02/12/2024

																				CA	Primary Residence	Purchase	NA	1428067	N/A	N/A
XXXX	10388			Closed	2024-02-14 06:52	2024-02-16 15:29	Waived	2 - Non-Material	B	B	Credit	Credit	Lender Approved Exceptions Stipulations Not Met	Waived-Exception approved to accept a private party VOR for rental rating as verified with Landlord borrower pays cash. Exception document available on page 326. - Due Diligence Vendor-02/14/2024		Waived-Exception approved to accept a private party VOR for rental rating as verified with Landlord borrower pays cash. Exception document available on page 326. - Due Diligence Vendor-02/14/2024			Comp Factor #1: Reserves has to be at least 8 months - Calculated 17.03 months in file Comp Factor #2: FICO 752 - 32 points above 720 Comp Factor #3: Residual Income at least $3600 month - Confirmed on the provided 1008, income docs and liabilities	CA	Primary Residence	Purchase	NA	1433610	Originator Pre-Close	Yes
XXXX	10388			Closed	2024-02-14 06:49	2024-02-15 20:39	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD uploaded. Resolved. - Due Diligence Vendor-02/15/2024 Ready for Review-Document Uploaded. - Seller-02/14/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-02/14/2024	Ready for Review-Document Uploaded. - Seller-02/14/2024	Resolved-PCCD uploaded. Resolved. - Due Diligence Vendor-02/15/2024	XXXX XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1433604	N/A	N/A
XXXX	10388	Closed	2024-02-14 06:46	2024-02-15 20:37	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 322 and the Final Closing disclosure on Pg 109 reflects escrows. Rate lock date was entered correctly – see Pg 105 An interior and exterior appraisal was completed for this property – see pg 26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 408 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 325.
"
- Due Diligence Vendor-02/14/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 322 and the Final Closing disclosure on Pg 109 reflects escrows. Rate lock date was entered correctly – see Pg 105 An interior and exterior appraisal was completed for this property – see pg 26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 408 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 325.
"
 - Due Diligence Vendor-02/14/2024

																				CA	Primary Residence	Purchase	NA	1433598	N/A	N/A
XXXX	10388	Closed	2024-02-14 06:46	2024-02-15 20:37	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 322 and the Final Closing disclosure on Pg 109 reflects escrows. Rate lock date was entered correctly – see Pg 105 An interior and exterior appraisal was completed for this property – see pg 26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 408 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 325. - Due Diligence Vendor-02/14/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 322 and the Final Closing disclosure on Pg 109   reflects escrows. Rate lock date was entered correctly – see Pg  105  An interior and exterior appraisal was completed for this property – see pg  26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg  408  for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 325. - Due Diligence Vendor-02/14/2024

																				CA	Primary Residence	Purchase	NA	1433601	N/A	N/A
XXXX	10382			Closed	2024-02-15 11:43	2024-02-20 22:48	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. PCCD - Seller-02/16/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-02/15/2024	Ready for Review-Document Uploaded. PCCD - Seller-02/16/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/20/2024	XXXX_XXXX Mote_PCCD.pdf			CA	Primary Residence	Purchase	NA	1436413	N/A	N/A
XXXX	10382			Closed	2024-02-16 11:12	2024-02-20 20:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Received income calculation worksheets - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. UW Income Worksheets - Seller-02/19/2024 Open-Missing Lender Income Calculation Worksheet for Both Borrower and Co-borrower. - Due Diligence Vendor-02/16/2024	Ready for Review-Document Uploaded. UW Income Worksheets - Seller-02/19/2024	Resolved-Received income calculation worksheets - Due Diligence Vendor-02/20/2024	XXXX_XXXX XXXX_UW Income Calculation Worksheet.pdf XXXX_XXXX XXXX_Additional UW Income Calculation Worksheets.pdf			CA	Primary Residence	Purchase	NA	1439008	N/A	N/A
XXXX	10382			Closed	2024-02-16 13:09	2024-02-20 20:24	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. 1003 - Citizenship - Seller-02/19/2024 Open-Citizenship for B2 is missing on final 1003. B2 indicates on initial 1003 she is a US Citizen, however, she has a permanent resident alien card on page 19. Need explanation or correction of 1003. - Due Diligence Vendor-02/16/2024	Ready for Review-Document Uploaded. 1003 - Citizenship - Seller-02/19/2024	Resolved-The Final 1003 is Present - Due Diligence Vendor-02/20/2024	XXXX_XXXX XXXX_Clarification on updated 1003.pdf XXXX_XXXX XXXX_Updated 1003 - Citizenship.pdf			CA	Primary Residence	Purchase	NA	1439157	N/A	N/A
XXXX	10390			Closed	2024-02-16 14:37	2024-02-27 05:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Updated 1003, 1008 & Income WS uploaded with corrected income calculation, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Open-The provided Income Calculation Worksheet indicates the UW utilized adjusted deposits from XXXX to XXXX - 11 months. The deposits were divided of $358486.01 were divided by 12 months with the worksheet indicating XXXX statements but no details or statements are present in file. We were provided a XXXX statement. Please clarify - Due Diligence Vendor-02/16/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-Updated 1003, 1008 & Income WS uploaded with corrected income calculation, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024	UpdatedFinal1008.pdf XXXX.pdf			MI	Primary Residence	Purchase	NA	1439388	N/A	N/A
XXXX	10390			Closed	2024-02-16 11:39	2024-02-27 05:46	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Updated 1003 uploaded with corrected present address, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Open-On the provided Final 1003, the borrower's current address is showing the Subject Property address with 2 years and 7 months of residence history. However, there is no trace of borrower was a tenant or any previous relationship on the property. The appraisal report is indicating an Arms' length sale. Need clarification on the same. - Due Diligence Vendor-02/16/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-Updated 1003 uploaded with corrected present address, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024	UpdatedFinal1003.pdf			MI	Primary Residence	Purchase	NA	1439044	N/A	N/A
XXXX	10367	Closed	2024-02-16 08:46	2024-02-16 09:30	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg.’s#15 and the Final Closing disclosure on Pg#’s 211 reflects escrows. Rate lock date was entered correctly – see Pg#’s 358 An interior and exterior appraisal was completed for this property – see pg#36, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #371, and copy of the appraisal was given to the borrower – see Pg#’s #371 for the copy of the disclosure. The loan meets HPML guidelines pg#289
- Due Diligence Vendor-02/16/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg.’s#15 and the Final Closing disclosure on Pg#’s 211 reflects escrows. Rate lock date was entered correctly – see Pg#’s 358 An interior and exterior appraisal was completed for this property – see pg#36, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #371, and copy of the appraisal was given to the borrower – see Pg#’s #371 for the copy of the disclosure. The loan meets HPML guidelines pg#289
 - Due Diligence Vendor-02/16/2024

																				NJ	Primary Residence	Purchase	NA	1438893	N/A	N/A
XXXX	10433	Closed	2024-02-21 20:05	2024-02-21 20:13	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 198, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 188. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 507 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/21/2024

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-02/21/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 198, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 188. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 507 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/21/2024

																				CA	Primary Residence	Purchase	NA	1446917	N/A	N/A
XXXX	10433	Closed	2024-02-21 20:05	2024-02-21 20:13	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 198, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 188. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 507 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/21/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-02/21/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 198, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 188. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 507 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-02/21/2024

																				CA	Primary Residence	Purchase	NA	1446916	N/A	N/A
XXXX	10433			Closed	2024-02-16 07:21	2024-02-21 20:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/21/2024 Ready for Review-Document Uploaded. - Seller-02/20/2024 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-02/16/2024	Ready for Review-Document Uploaded. - Seller-02/20/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/21/2024	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1438839	N/A	N/A
XXXX	10395	Closed	2024-02-22 06:06	2024-02-22 06:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s412 and the Final Closing disclosure on Pg#’s378 reflects escrows. Rate lock date was entered correctly – see Pg#’s 694 An interior and exterior appraisal was completed for this property – see pg#90, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #718, and copy of the appraisal was given to the borrower – see Pg#’s #719 for the copy of the disclosure. The loan meets HPML guidelines pg#432
- Due Diligence Vendor-02/22/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s412 and the Final Closing disclosure on Pg#’s378 reflects escrows. Rate lock date was entered correctly – see Pg#’s 694 An interior and exterior appraisal was completed for this property – see pg#90, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #718, and copy of the appraisal was given to the borrower – see Pg#’s #719 for the copy of the disclosure. The loan meets HPML guidelines pg#432
 - Due Diligence Vendor-02/22/2024

																				MD	Primary Residence	Purchase	NA	1447581	N/A	N/A
XXXX	10395	Closed	2024-02-22 06:06	2024-02-22 06:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	MD COMAR Higher-Priced Mortgage Loan Test	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s412  and the Final Closing disclosure on Pg#’s378 reflects escrows. Rate lock date was entered correctly – see Pg#’s 694 An interior and exterior appraisal was completed for this property – see pg#90, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #718, and copy of the appraisal was given to the borrower – see Pg#’s #719 for the copy of the disclosure. The loan meets HPML guidelines pg#432
- Due Diligence Vendor-02/22/2024	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s412  and the Final Closing disclosure on Pg#’s378 reflects escrows. Rate lock date was entered correctly – see Pg#’s 694 An interior and exterior appraisal was completed for this property – see pg#90, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #718, and copy of the appraisal was given to the borrower – see Pg#’s #719 for the copy of the disclosure. The loan meets HPML guidelines pg#432
 - Due Diligence Vendor-02/22/2024

																				MD	Primary Residence	Purchase	NA	1447583	N/A	N/A
XXXX	10375	Closed	2024-02-21 14:37	2024-02-29 17:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-The subject property is new construction (built 2023) and the property has not been assessed as improved yet. The monthly property tax amount of $148.25 was confirmed on the reserves section line 1004 of the HUD. Resolved. - Due Diligence Vendor-02/29/2024

Ready for Review-Document Uploaded.  - Seller-02/27/2024

Ready for Review-Document Uploaded.  - Seller-02/26/2024

Counter-Missing Evidence of Property Tax Please provide a copy of the tax search, cert or title document listing the tax value of $148.25/month. - Due Diligence Vendor-02/23/2024

Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024

Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024

Ready for Review-Document Uploaded.  - Seller-02/22/2024

														Open-Missing Evidence of Property Tax Please provide a copy of the tax search, cert or title document listing the tax value of $148.25/month - Due Diligence Vendor-02/21/2024	Ready for Review-Document Uploaded. - Seller-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Ready for Review-Document Uploaded. - Seller-02/22/2024	Resolved-The subject property is new construction (built 2023) and the property has not been assessed as improved yet. The monthly property tax amount of $148.25 was confirmed on the reserves section line 1004 of the HUD. Resolved. - Due Diligence Vendor-02/29/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024	tax_1.pdf			OK	Investment	Refinance	No Cash Out - Borrower Initiated	1445923	N/A	N/A
XXXX	10384	Closed	2024-02-21 15:01	2024-02-29 17:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-The subject property is new construction (built 2023) and the property has not been assessed as improved yet. The monthly property tax amount of $148.25 was confirmed on the reserves section line 1004 of the HUD. Resolved.

 - Due Diligence Vendor-02/29/2024

Ready for Review-Document Uploaded.  - Seller-02/27/2024

Counter-Missing Evidence of Property Tax. Please provide a copy of the tax search, cert or title document reflecting the $1779 / 12 = $148.25/month calculating on the Tax Info Sheet.  - Due Diligence Vendor-02/23/2024

Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024

Ready for Review-Document Uploaded.  - Seller-02/22/2024

Ready for Review-Document Uploaded.  - Seller-02/22/2024

														Open-Missing Evidence of Property Tax Please provide a copy of the tax search, cert or title document reflecting the $148.25/month calculating on the Tax Info Sheet - Due Diligence Vendor-02/21/2024	Ready for Review-Document Uploaded. - Seller-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/22/2024 Ready for Review-Document Uploaded. - Seller-02/22/2024	Resolved-The subject property is new construction (built 2023) and the property has not been assessed as improved yet. The monthly property tax amount of $148.25 was confirmed on the reserves section line 1004 of the HUD. Resolved. - Due Diligence Vendor-02/29/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/23/2024	tax_a.pdf			OK	Investment	Refinance	No Cash Out - Borrower Initiated	1445994	N/A	N/A
XXXX	10439	Closed	2024-02-20 11:10	2024-02-27 23:09	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/27/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305-307
Borrower is Escrowing, escrow disclosures and loan information is on Pg-297
Final Closing disclosure on Pg-131-136
An interior and exterior appraisal was completed for this property pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-341
HPML Certification in page #300. The loan meets HPML Guidelines.
- Due Diligence Vendor-02/20/2024	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/27/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305-307
Borrower is Escrowing, escrow disclosures and loan information is on Pg-297
Final Closing disclosure on Pg-131-136
An interior and exterior appraisal was completed for this property pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-341
HPML Certification in page #300. The loan meets HPML Guidelines.
 - Due Diligence Vendor-02/20/2024

																				CA	Primary Residence	Purchase	NA	1443350	N/A	N/A
XXXX	10439	Closed	2024-02-20 11:10	2024-02-27 23:08	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/27/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305-307
Borrower is Escrowing, escrow disclosures and loan information is on Pg-297
Final Closing disclosure on Pg-131-136
An interior and exterior appraisal was completed for this property pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-341
HPML Certification in page #300. The loan meets HPML Guidelines.
- Due Diligence Vendor-02/20/2024	Resolved-Finding re-opened due to running PC XXXXreport. Status changed back to resolved. - Due Diligence Vendor-02/27/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305-307
Borrower is Escrowing, escrow disclosures and loan information is on Pg-297
Final Closing disclosure on Pg-131-136
An interior and exterior appraisal was completed for this property pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-341
HPML Certification in page #300. The loan meets HPML Guidelines.
 - Due Diligence Vendor-02/20/2024

																				CA	Primary Residence	Purchase	NA	1443348	N/A	N/A
XXXX	10439			Closed	2024-02-20 13:13	2024-02-27 23:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Open-TRID: Missing Closing Disclosure PCCD not available in file. Please provide PCCD as subject is in dry state(CA). - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/27/2024	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1443459	N/A	N/A
XXXX	10439			Closed	2024-02-20 07:45	2024-02-27 15:43	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Open-The Initial 1003 is Missing Initial Originator Signature and Date missing in Initial 1003 document page #437-444. Please provide Initial 1003 with Initial Originator Signature and Date. - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-The Initial 1003 is Present - Due Diligence Vendor-02/27/2024	initial 1003.pdf			CA	Primary Residence	Purchase	NA	1443233	N/A	N/A
XXXX	10373	Closed	2024-02-21 21:24	2024-02-29 12:57	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/29/2024
Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/28/2024
Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - The client provided the ledger for the subject loan that also confirms the net proceeds iao $XXXX transferred from XXXX escrow account (XXXX net proceeds from sale of borrower's other property) to XXXX escrow account ledger ( for order #XXXX) on XXXX. Resolved. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Seller-02/26/2024
Counter-The 1003 with the updated amount to math the ledger on file was received. However, the ledger does not reflect a wire or check was sent. Please provide evidence of the check or wire issued to the borrower.  - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded.  - Seller-02/22/2024
Ready for Review-Document Uploaded.  - Seller-02/22/2024
														Open-Asset Record 3 Does Not Meet G/L Requirements The Final 1003 shows Proceeds from Sale of $100,000 and a Ledger on page 161 shows Proceeds of $93,261.36. Please provide the evidence of the Wire Transfer / Check for the Proceeds from sale. - Due Diligence Vendor-02/21/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024 Ready for Review-Document Uploaded. - Seller-02/22/2024 Ready for Review-Document Uploaded. - Seller-02/22/2024	Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/29/2024 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/28/2024 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - The client provided the ledger for the subject loan that also confirms the net proceeds iao $93261.36 transferred from XXXX escrow account (order #XXXX net proceeds from sale of borrower's other XXXX escrow account ledger ( for order #XXXX) on XXXX. Resolved. - Due Diligence Vendor-02/28/2024	XXX 1003.pdf Ledger Report - XXXX PM.pdf			LA	Primary Residence	Purchase	NA	1447187	N/A	N/A
XXXX	10373	Closed	2024-02-21 06:31	2024-02-21 09:56	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly. Page#252
Borrower is Escrowing, escrow disclosures and loan information is on Pg#247
Final Closing disclosure on Pg#’162.
An interior and exterior appraisal was completed for this property on pg-19
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-298,299
The loan meets HPML Guidelines. HPML Lender Certification is in Page #250 - Due Diligence Vendor-02/21/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly. Page#252
Borrower is Escrowing, escrow disclosures and loan information is on Pg#247
Final Closing disclosure on Pg#’162.
An interior and exterior appraisal was completed for this property on pg-19
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-298,299
The loan meets HPML Guidelines. HPML Lender Certification is in Page #250 - Due Diligence Vendor-02/21/2024

																				LA	Primary Residence	Purchase	NA	1445389	N/A	N/A
XXXX	10413			Closed	2024-02-21 09:22	2024-02-26 19:58	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is minimal, resolved. - Due Diligence Vendor-02/26/2024 Ready for Review-Document Uploaded. - Seller-02/23/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-02/21/2024	Ready for Review-Document Uploaded. - Seller-02/23/2024	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-02/26/2024	pccd.pdf			CA	Primary Residence	Purchase	NA	1445524	N/A	N/A
XXXX	10413	Closed	2024-02-21 06:55	2024-02-26 06:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Updated 1008 & Lender Loan Approval form with corrected taxes verifying with Sales price with 1.25% tax rate for CA State, verified & entered in system - Resolved. - Due Diligence Vendor-02/26/2024

Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/26/2024

Ready for Review-Document Uploaded.  - Seller-02/23/2024

Open-Missing Evidence of Property Tax Request to provide correct Tax documents as per 1008 on page #30 and Loan information on page #681 reflect monthly tax amount is $1540.52 provided tax documents is not matching with the monthly tax amount Total PITIA in 1008 and in Loan information is $9791.49 is matching with lender approval form on page #31.
Considered 1.25% of sales price.
$1509999*1.25%=$18874.98
														$18874.98/12=$1572.91 - Due Diligence Vendor-02/21/2024	Ready for Review-Document Uploaded. - Seller-02/23/2024	Resolved-Updated 1008 & Lender Loan Approval form with corrected taxes verifying with Sales price with 1.25% tax rate for CA State, verified & entered in system - Resolved. - Due Diligence Vendor-02/26/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-02/26/2024	1008.pdf Approval.pdf			CA	Primary Residence	Purchase	NA	1445419	N/A	N/A
XXXX	10424	Closed	2024-02-26 16:40	2024-03-04 17:37	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-03/04/2024

Resolved-Document received and reviewed. Credit/Debit values conform - Due Diligence Vendor-03/04/2024

Ready for Review-Document Uploaded. Here is correct FSS. Title did it for them but does not make a difference in borrowers EMD all documents were provided for the EMD in package. No refund was given. - Seller-02/29/2024

Open- - Due Diligence Vendor-02/28/2024

Ready for Review-Document Uploaded.  - Seller-02/27/2024

Counter-The attached Final Settlement Statement shows the Borrowers Deposit of $20,550 is also disbursed as proceeds on a different line. Please provide clarification if this was a refund to the borrower and what it is for.  - Due Diligence Vendor-02/26/2024

Ready for Review-Document Uploaded.  - Seller-02/26/2024

														Open-Final HUD-1 Document is Missing. Please provide a copy of the final Settlement Statement. The provided document in file is an estimate - Due Diligence Vendor-02/26/2024	Ready for Review-Document Uploaded. Here is correct FSS. Title did it for them but does not make a difference in borrowers EMD all documents were provided for the EMD in package. No refund was given. - Seller-02/29/2024 Ready for Review-Document Uploaded. - Seller-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-03/04/2024 Resolved-Document received and reviewed. Credit/Debit values conform - Due Diligence Vendor-03/04/2024	XXXX FSS.pdf XXX Proceeds.pdf SKM_XXXX.pdf			CA	Investment	Purchase	NA	1453496	N/A	N/A
XXXX	10424	Closed	2024-02-22 11:30	2024-02-26 14:58	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Waived- - Due Diligence Vendor-02/23/2024

Resolved-Ok to proceed using the market rents 1007, property will be vacated by the tenants in 60 days, 59% LTV, 780 FICO, 30 months in reserves, return client. - Due Diligence Vendor-02/23/2024

Ready for Review-Document Uploaded. This is not necessary since this is a purchase and the tenant received notice of termination. - Seller-02/23/2024

Open-Request to Provide Lease Agreements as the Occupant is marked as Tenant, Missing in File

														Consider Actual Rents from Appraisal & Operating Agreement as the Occupancy type is Tenant and Notice of Termination tenancy is given in Page #70-74 - Due Diligence Vendor-02/22/2024	Ready for Review-Document Uploaded. This is not necessary since this is a purchase and the tenant received notice of termination. - Seller-02/23/2024	Resolved-Ok to proceed using the market rents 1007, property will be vacated by the tenants in 60 days, 59% LTV, 780 FICO, 30 months in reserves, return client. - Due Diligence Vendor-02/23/2024	XXXX XXXX exception approved.pdf		Comp Factor #1: 59% LTV - Value contrasted against matrix max of 80%. 21% difference Comp Factor #2: 780 FICO - 740 min score required for qualify. 40 points above the matrix requirement Comp Factor #3: 30 Months reserves - >30 months reserves calculated in file. 0 months reserves required for transaction	CA	Investment	Purchase	NA	1447791	Originator Post-Close	Yes
XXXX	10417	Closed	2024-02-22 08:53	2024-02-28 19:39	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 258 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 110. An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 299. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/28/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-323-325, 153
Borrower is Escrowing, escrow disclosures and loan information is on Pg-190-191
Final Closing disclosure on Pg-179-184
An interior and exterior appraisal was completed for this property pg-43
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-115, 333
HPML Certification in page #223. The loan meets HPML Guidelines.
- Due Diligence Vendor-02/22/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 258 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 110. An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 299. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/28/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-323-325, 153
Borrower is Escrowing, escrow disclosures and loan information is on Pg-190-191
Final Closing disclosure on Pg-179-184
An interior and exterior appraisal was completed for this property pg-43
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-115, 333
HPML Certification in page #223. The loan meets HPML Guidelines.
 - Due Diligence Vendor-02/22/2024

																				AZ	Primary Residence	Purchase	NA	1447697	N/A	N/A
XXXX	10417			Closed	2024-02-22 09:27	2024-02-28 19:32	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached for PCCD. There is not Gift of $34,000. Gift is only $25,000. - Seller-02/26/2024 Open-TRID: Missing Closing Disclosure Subject property is in dry state(AZ), please provide PCCD. There is a Gift Letter in the file for $25,000 and one for $34,000, neither of these gift amounts reflect on the Final CD. Please provide updated Final CD as well. - Due Diligence Vendor-02/22/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached for PCCD. There is not Gift of $34,000. Gift is only $25,000. - Seller-02/26/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-02/28/2024	PCCD.pdf			AZ	Primary Residence	Purchase	NA	1447726	N/A	N/A
XXXX	10417			Closed	2024-02-22 09:07	2024-02-27 07:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/26/2024 Open-Lender Income Worksheet missing from loan file. Please provide. - Due Diligence Vendor-02/22/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/26/2024	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024	Income WS.pdf			AZ	Primary Residence	Purchase	NA	1447717	N/A	N/A
XXXX	10417			Closed	2024-02-23 04:25	2024-02-27 07:16	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Clarification & updated 1003 uploaded verifying the Gift is $25K, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. Hi Tenant, there is no Gift for $34K. Only Gift is $25K. Please see updated 1003 with corrected Gift Amount of $25K. - Seller-02/26/2024 Open-Final 1003 reflects gift $34000 and Gift letter in page #112 but gift deposit evidence for $34000 not available in file, so please provide deposit evidence for $34000. - Due Diligence Vendor-02/23/2024	Ready for Review-Document Uploaded. Hi Tenant, there is no Gift for $34K. Only Gift is $25K. Please see updated 1003 with corrected Gift Amount of $25K. - Seller-02/26/2024	Resolved-Clarification & updated 1003 uploaded verifying the Gift is $25K, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024	update 1003.pdf			AZ	Primary Residence	Purchase	NA	1450073	N/A	N/A
XXXX	10370			Closed	2024-02-26 02:00	2024-03-05 06:05	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated lender loan approval form uploaded with corrected matrix version date as XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. Lender Approval - Seller-03/04/2024 Open-Request for an updated Lender Approval Form/Screenprint, as the loan rate lock date is 01/16/2023 and the Lender loan approval matrix version should reflect XXXX but the matrix version date in approval reflecting XXXX which is not meeting the requirements. Lock agreement on page 265 Lender approval form on page 309 - Due Diligence Vendor-02/26/2024	Ready for Review-Document Uploaded. Lender Approval - Seller-03/04/2024	Resolved-Updated lender loan approval form uploaded with corrected matrix version date as XXXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024	XXXX_XXXX_Lender Approval.pdf			MA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1452259	N/A	N/A
XXXX	xxxxxx7412			Closed	2024-02-23 12:15	2024-03-05 05:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present Updated HOI policy uploaded verifying the 'Policy Number' verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. HOI w/Policy Number - Seller-03/04/2024 Open-Hazard Insurance Policy Partially Provided Request to provide updated HOI Policy, Policy Number TBD in available HOI Policy. - Due Diligence Vendor-02/23/2024	Ready for Review-Document Uploaded. HOI w/Policy Number - Seller-03/04/2024	Resolved-Hazard Insurance Policy is fully present Updated HOI policy uploaded verifying the 'Policy Number' verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024	XXXX_XXXX_Homeowners Insurance Policy.PDF			MA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1450497	N/A	N/A
XXXX	xxxxxx7412			Closed	2024-02-23 13:37	2024-02-28 08:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Title Document is Provided And Complete - Due Diligence Vendor-02/28/2024 Resolved-Title is correct, updated deed uploaded. Verified & entered in system - Resolved. - Due Diligence Vendor-02/28/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. Corrected DOT/MTG - Seller-02/27/2024 Open-Title Document is Incomplete Title non-borrower vested name's not matching with DOT non-borrowers, Title shows "XXXX" whereas DOT shows "XXXX XXXX". - Due Diligence Vendor-02/23/2024	Ready for Review-Document Uploaded. Corrected DOT/MTG - Seller-02/27/2024	Resolved-Title Document is Provided And Complete - Due Diligence Vendor-02/28/2024 Resolved-Title is correct, updated deed uploaded. Verified & entered in system - Resolved. - Due Diligence Vendor-02/28/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-02/28/2024	XXXX_XXXX_Corrected DOT-MTG.pdf			MA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1450614	N/A	N/A
XXXX	xxxxxx8857	Closed	2024-02-26 07:49	2024-02-26 09:43	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’390 and the Final Closing disclosure on Pg#’189 reflects escrows. Rate lock date was entered correctly – see Pg#’ 186 An interior and exterior appraisal was completed for this property – see pg#35, the appraisal disclosure was provided to the borrower(s)- see Pg#’469, and copy of the appraisal was given to the borrower – see Pg#’469 for the copy of the disclosure. The loan meets HPML guidelines pg#404, - Due Diligence Vendor-02/26/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’390 and the Final Closing disclosure on Pg#’189 reflects escrows. Rate lock date was entered correctly – see Pg#’ 186 An interior and exterior appraisal was completed for this property – see pg#35, the appraisal disclosure was provided to the borrower(s)- see Pg#’469, and copy of the appraisal was given to the borrower – see Pg#’469 for the copy of the disclosure. The loan meets HPML guidelines pg#404, - Due Diligence Vendor-02/26/2024

																				MD	Primary Residence	Purchase	NA	1452493	N/A	N/A
XXXX	xxxxxx8857	Closed	2024-02-26 07:49	2024-02-26 09:42	Resolved	1 - Information	A	A	Compliance	Points & Fees	MD COMAR Higher-Priced Mortgage Loan Test	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’390 and the Final Closing disclosure on Pg#’189 reflects escrows. Rate lock date was entered correctly – see Pg#’ 186 An interior and exterior appraisal was completed for this property – see pg#35, the appraisal disclosure was provided to the borrower(s)- see Pg#’469, and copy of the appraisal was given to the borrower – see Pg#’469 for the copy of the disclosure. The loan meets HPML guidelines pg#404, - Due Diligence Vendor-02/26/2024	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’390 and the Final Closing disclosure on Pg#’189 reflects escrows. Rate lock date was entered correctly – see Pg#’ 186 An interior and exterior appraisal was completed for this property – see pg#35, the appraisal disclosure was provided to the borrower(s)- see Pg#’469, and copy of the appraisal was given to the borrower – see Pg#’469 for the copy of the disclosure. The loan meets HPML guidelines pg#404,  - Due Diligence Vendor-02/26/2024

																				MD	Primary Residence	Purchase	NA	1452495	N/A	N/A
XXXX	xxxxxx7814	Closed	2024-02-26 05:19	2024-02-27 11:12	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#357 and the Final Closing disclosure on Pg#221 reflects escrows. Rate lock date was entered correctly see Pg#204 An interior and exterior appraisal was completed for this property see pg #49, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #422-423 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-02/26/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#357 and the Final Closing disclosure on Pg#221 reflects escrows. Rate lock date was entered correctly see Pg#204 An interior and exterior appraisal was completed for this property see pg #49, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #422-423 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-02/26/2024

																				CO	Primary Residence	Purchase	NA	1452329	N/A	N/A
XXXX	xxxxxx7895	Closed	2024-02-26 12:03	2024-03-08 00:16	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Updated appraisal received and updated to property page. Sales price was updated as qualifying property value flag. LTV is 80%. Resolved - Due Diligence Vendor-03/08/2024
Ready for Review-Document Uploaded.  - Seller-03/06/2024
Counter-Please correct the appraised value and LTV on the 1008. Per review of the appraisal the appraised value is $XXXX. $XXXX/$XXXX = LTV of 80.13. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Seller-02/26/2024
Open-Request clarification on appraisal value $XXXX. As per 1008 pg-484, sales price and appraisal value is $XXX with loan amount $XXXX. Due to this LTV discrepancy is occurring.
														- Due Diligence Vendor-02/26/2024	Ready for Review-Document Uploaded. - Seller-03/06/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-Updated appraisal received and updated to property page. Sales price was updated as qualifying property value flag. LTV is 80%. Resolved - Due Diligence Vendor-03/08/2024	CORRECTED 1008- XXXX.pdf CORRECTED APPRAISAL- XXXX.pdf			TN	Primary Residence	Purchase	NA	1452795	N/A	N/A
XXXX	xxxxxx7895			Closed	2024-02-26 10:42	2024-02-27 07:47	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Seller-02/26/2024 Open-Request to provide Lender Approval Form which is missing in file. - Due Diligence Vendor-02/26/2024	Ready for Review-Document Uploaded. - Seller-02/26/2024	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/27/2024	APPROVAL.pdf			TN	Primary Residence	Purchase	NA	1452672	N/A	N/A
XXXX	xxxxxx7895	Closed	2024-02-26 09:49	2024-02-26 09:49	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s346.
Final Closing disclosure on Pg#’197.
Rate lock doc on pg-362, 170.
An interior and exterior appraisal was completed for this property on pg-28.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-404.
The loan meets HPML Guidelines. Client acknowledges loan is HPML per lender signed. HPML Lender Certification is in Page #234.

- Due Diligence Vendor-02/26/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s346.
Final Closing disclosure on Pg#’197.
Rate lock doc on pg-362, 170.
An interior and exterior appraisal was completed for this property on pg-28.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-404.
The loan meets HPML Guidelines. Client acknowledges loan is HPML per lender signed. HPML Lender Certification is in Page #234.

 - Due Diligence Vendor-02/26/2024

																				TN	Primary Residence	Purchase	NA	1452622	N/A	N/A
XXXX	xxxxxx7521			Closed	2024-02-27 06:38	2024-02-28 08:55	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. - Seller-02/27/2024 Open-Request to provide Lender Approval form as it is missing in file. - Due Diligence Vendor-02/27/2024	Ready for Review-Document Uploaded. - Seller-02/27/2024	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-02/28/2024	Appr Prog.pdf			FL	Primary Residence	Purchase	NA	1455137	N/A	N/A
XXXX	xxxxxx7521	Closed	2024-02-27 06:22	2024-02-27 06:22	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg246,568-
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 384
Final Closing disclosure on Pg-361
An interior and exterior appraisal was completed for this property pg-34
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-307
The loan meets HPML Guidelines. HPML Lender Certification is in Page-406
- Due Diligence Vendor-02/27/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg246,568-
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 384
Final Closing disclosure on Pg-361
An interior and exterior appraisal was completed for this property pg-34
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-307
The loan meets HPML Guidelines. HPML Lender Certification is in Page-406
 - Due Diligence Vendor-02/27/2024

																				FL	Primary Residence	Purchase	NA	1455127	N/A	N/A
XXXX	xxxxxx8559			Closed	2024-02-28 11:23	2024-03-01 13:32	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXX report is minimal, resolved. - Due Diligence Vendor-03/01/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/28/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-02/28/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/28/2024	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/01/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1458078	N/A	N/A
XXXX	xxxxxx8107			Closed	2024-02-28 10:37	2024-03-01 17:27	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXX report is minimal, resolved. - Due Diligence Vendor-03/01/2024 Ready for Review-Document Uploaded. - Seller-02/28/2024 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-02/28/2024	Ready for Review-Document Uploaded. - Seller-02/28/2024	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/01/2024	XXXX PCCD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1458031	N/A	N/A
XXXX	xxxxxx8254	Closed	2024-02-28 08:37	2024-03-21 18:50	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-COC form dated 2/22/24 received and updated to review, XXXX report is elevated, resolved. - Due Diligence Vendor-03/14/2024
Counter-Per the provided PCCD, the lender credit decreased out of tolerance (for $625) and discount points were added for $625 without a COC. Please clarify - Due Diligence Vendor-03/04/2024
Ready for Review-Document Uploaded.  - Seller-02/29/2024
														Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($625.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-02/28/2024	Ready for Review-Document Uploaded. - Seller-02/29/2024	Resolved-COC form dated 2/22/24 received and updated to review, XXXX report is elevated, resolved. - Due Diligence Vendor-03/14/2024	pccd.pdf			CA	Primary Residence	Purchase	NA	1457875	N/A	N/A
XXXX	xxxxxx8254	Closed	2024-02-28 12:10	2024-03-21 16:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 2 Missing	Resolved-The Final Settlement Statement for the prior Primary sale is in file, resolved. - Due Diligence Vendor-03/21/2024

Counter-Please provide a ledger that reflects the ledger of the funds remitted to the title company for this transaction. - Due Diligence Vendor-03/20/2024

Ready for Review-Document Uploaded.  - Seller-03/18/2024

Counter-A settlement statement nay not be used as evidence of proceeds from the sale of the borrower's other property. Please provide  check copy or wire of the funds issued to the borrower.  - Due Diligence Vendor-03/14/2024

Ready for Review-Document Uploaded.  - Seller-03/13/2024

Ready for Review-Document Uploaded.  - Seller-03/13/2024

														Open-Please provide the proof of document for the pending for sale $ $549,684.92 - Due Diligence Vendor-02/28/2024	Ready for Review-Document Uploaded. - Seller-03/18/2024 Ready for Review-Document Uploaded. - Seller-03/13/2024 Ready for Review-Document Uploaded. - Seller-03/13/2024	Resolved-The Final Settlement Statement for the prior Primary sale is in file, resolved. - Due Diligence Vendor-03/21/2024	rebuttal.pdf SS.pdf			CA	Primary Residence	Purchase	NA	1458135	N/A	N/A
XXXX	xxxxxx8254			Closed	2024-02-28 08:37	2024-03-14 22:31	Resolved	1 - Information	A	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-02/28/2024		Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-02/28/2024				CA	Primary Residence	Purchase	NA	1457879	N/A	N/A
XXXX	xxxxxx8254			Closed	2024-02-28 08:37	2024-03-14 22:31	Resolved	1 - Information	A	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Finding added for COC - Due Diligence Vendor-02/28/2024		Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Finding added for COC - Due Diligence Vendor-02/28/2024				CA	Primary Residence	Purchase	NA	1457880	N/A	N/A
XXXX	xxxxxx8254	Closed	2024-02-28 08:37	2024-03-14 22:30	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024

Resolved- - Due Diligence Vendor-03/14/2024

Ready for Review-Document Uploaded.  - Seller-03/12/2024

Counter-This loan failed the charges that cannot increase test because points iao $1250 were added to the final CD without a valid Change of Circumstance Form. (The points were reduced to $625 on the PCCD)The total tolerance violation is $625. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao $625, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-03/08/2024

Ready for Review-Document Uploaded.  - Seller-03/07/2024

Counter-Per the provided PCCD, the lender credit decreased out of tolerance (for $625) and discount points were added for $625 without a COC. Please clarify - Due Diligence Vendor-03/04/2024

Ready for Review-Document Uploaded.  - Seller-02/29/2024

														Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $625.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Provide COC for the increase of discount points from LE to CD. - Due Diligence Vendor-02/28/2024	Ready for Review-Document Uploaded. - Seller-03/12/2024 Ready for Review-Document Uploaded. - Seller-03/07/2024 Ready for Review-Document Uploaded. - Seller-02/29/2024	Resolved-COC form dated 2/22/24 received and updated to review, PCCE report is elevated, resolved. - Due Diligence Vendor-03/14/2024 Resolved- - Due Diligence Vendor-03/14/2024	pccd.pdf COC.pdf			CA	Primary Residence	Purchase	NA	1457881	N/A	N/A
XXXX	xxxxxx8068	Closed	2024-03-01 11:08	2024-03-07 05:52	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated Lender Loan Approval Form uploaded with corrected matrix version date of XXXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/07/2024
Ready for Review-Document Uploaded.  - Seller-03/06/2024
														Open-Request for an updated Lender Approval Form/Screenprint, as the loan rate lock date is 02/08/2024 and the Lender loan approval matrix version should reflect XXXXX but the matrix version date in approval reflecting XXXX which is not meeting the requirements. Rate Lock COC on page 157, Lender approval form on page 415 & Initial 1003 borrower signed on page 531. - Due Diligence Vendor-03/01/2024	Ready for Review-Document Uploaded. - Seller-03/06/2024	Resolved-Updated Lender Loan Approval Form uploaded with corrected matrix version date of XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/07/2024	NANQ.jpg			CO	Primary Residence	Purchase	NA	1463785	N/A	N/A
XXXX	xxxxxx9346			Closed	2024-03-04 09:52	2024-03-06 15:17	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/06/2024 Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. PCCD - Seller-03/04/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-03/04/2024	Ready for Review-Document Uploaded. PCCD - Seller-03/04/2024	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/06/2024 Resolved-PCCD received and updated to review, PC XXXXreport is minimal, resolved. - Due Diligence Vendor-03/05/2024	XXXX_XXXX_PCCD.pdf			CA	Primary Residence	Purchase	NA	1467415	N/A	N/A
XXXX	xxxxxx9346			Closed	2024-03-04 09:53	2024-03-05 07:41	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Lender Loan Approval Form uploaded for the subject property, verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. Lender Approval - Seller-03/04/2024 Open-Request to provide lender approval form as it is missing in file. - Due Diligence Vendor-03/04/2024	Ready for Review-Document Uploaded. Lender Approval - Seller-03/04/2024	Resolved-Lender Loan Approval Form uploaded for the subject property, verified & entered in system - Resolved. - Due Diligence Vendor-03/05/2024	XXXX_XXXX_NANQ Lender Approval.pdf			CA	Primary Residence	Purchase	NA	1467418	N/A	N/A
XXXX	xxxxxx7641			Closed	2024-03-05 06:34	2024-03-12 18:18	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/12/2024 Ready for Review-Document Uploaded. PCCD - Seller-03/11/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-03/05/2024	Ready for Review-Document Uploaded. PCCD - Seller-03/11/2024	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/12/2024	XXXX_XXXX_PCCD.pdf			CA	Primary Residence	Purchase	NA	1470531	N/A	N/A
XXXX	xxxxxx7641	Closed	2024-03-05 06:02	2024-03-12 18:15	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 543, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 330. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 613. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/12/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 543 and the Final Closing disclosure on Pg 357 reflects escrows. Rate lock date was entered correctly – see Pg 555 An interior and exterior appraisal was completed for this property – see pg 72 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 613 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 546. - Due Diligence Vendor-03/05/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 543, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 330. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 613. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/12/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  543 and the Final Closing disclosure on Pg 357  reflects escrows. Rate lock date was entered correctly – see Pg 555   An interior and exterior appraisal was completed for this property – see pg  72 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 613   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 546. - Due Diligence Vendor-03/05/2024

																				CA	Primary Residence	Purchase	NA	1470491	N/A	N/A
XXXX	xxxxxx7641	Closed	2024-03-05 06:02	2024-03-12 18:15	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 543, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 330. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 613. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/12/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  543 and the Final Closing disclosure on Pg 357  reflects escrows. Rate lock date was entered correctly – see Pg 555   An interior and exterior appraisal was completed for this property – see pg  72 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 613   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 546.
"
- Due Diligence Vendor-03/05/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 543, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 330. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 613. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/12/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  543 and the Final Closing disclosure on Pg 357  reflects escrows. Rate lock date was entered correctly – see Pg 555   An interior and exterior appraisal was completed for this property – see pg  72 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 613   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 546.
"
 - Due Diligence Vendor-03/05/2024

																				CA	Primary Residence	Purchase	NA	1470489	N/A	N/A
XXXX	xxxxxx7641	Closed	2024-03-12 18:07	2024-03-12 18:10	Resolved	1 - Information	C	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved-The per diem interest amount charged on the loan ($645.75) exceeds the per diem interest charge or credit threshold ($-430.50). Per diem fee was decreased to -$645.75 on the PCCD, resolved. - Due Diligence Vendor-03/12/2024

														Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($645.75) exceeds the per diem interest charge or credit threshold ($-430.50).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-03/12/2024		Resolved-The per diem interest amount charged on the loan ($645.75) exceeds the per diem interest charge or credit threshold ($-430.50). Per diem fee was decreased to -$645.75 on the PCCD, resolved. - Due Diligence Vendor-03/12/2024				CA	Primary Residence	Purchase	NA	1489351	N/A	N/A
XXXX	xxxxxx8993	Closed	2024-03-05 07:37	2024-03-20 19:29	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Borrower waiver right to receive copy of appraisal. Resolved. - Due Diligence Vendor-03/20/2024

Ready for Review-Document Uploaded.  - Seller-03/19/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Request to provide ECOA Appraisal disclosure document.

TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly. Page#229
Borrower is Escrowing, escrow disclosures and loan information is on Pg#223
Final Closing disclosure on Pg#’156
An interior and exterior appraisal was completed for this property on pg-14
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-Missing
														The loan meets HPML Guidelines. HPML Lender Certification on page#226 - Due Diligence Vendor-03/05/2024	Ready for Review-Document Uploaded. - Seller-03/19/2024	Resolved-Borrower waiver right to receive copy of appraisal. Resolved. - Due Diligence Vendor-03/20/2024	NOTICE OF APPRAISAL- XXXXX.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1470614	N/A	N/A
XXXX	xxxxxx8993			Closed	2024-03-06 22:25	2024-03-14 14:49	Resolved	1 - Information	C	A	Credit	Credit	Unable to verify all credit obligations (ATR)	Resolved-Updated credit refresh uploaded verifying balance of $XXXX which is lesser than the Credit Limit of $XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/14/2024 Ready for Review-Document Uploaded. - Seller-03/13/2024 Open-The Credit Liability for XXXX has a balance of $XXXX which is higher than the Credit Limit of $XXXX. Please provide updated Credit Refresh and clarification. - Due Diligence Vendor-03/06/2024	Ready for Review-Document Uploaded. - Seller-03/13/2024	Resolved-Updated credit refresh uploaded verifying balance of $92273 which is lesser than the Credit Limit of $97000, verified & entered in system - Resolved. - Due Diligence Vendor-03/14/2024	REFRESH- XXXX.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1477111	N/A	N/A
XXXX	xxxxxx8817	Closed	2024-03-15 21:47	2024-03-15 22:00	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 178, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 175. An interior and exterior appraisal was completed for this property – see pg 31, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/15/2024

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/15/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 178, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 175. An interior and exterior appraisal was completed for this property – see pg 31, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/15/2024

																				CA	Primary Residence	Purchase	NA	1501125	N/A	N/A
XXXX	xxxxxx8817	Closed	2024-03-15 21:47	2024-03-15 21:59	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 178, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 175. An interior and exterior appraisal was completed for this property – see pg 31, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/15/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/15/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 178, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 175. An interior and exterior appraisal was completed for this property – see pg 31, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 494for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/15/2024

																				CA	Primary Residence	Purchase	NA	1501122	N/A	N/A
XXXX	xxxxxx8817			Closed	2024-03-11 20:07	2024-03-15 21:57	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Unable to Resolve-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/15/2024 Ready for Review-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/15/2024 Ready for Review-Document Uploaded. PCCD - Seller-03/13/2024 Open-TRID: Missing Closing Disclosure Please provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. PCCD - Seller-03/13/2024	Resolved-Unable to Resolve-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/15/2024	PCCD XXXXX.pdf			CA	Primary Residence	Purchase	NA	1486827	N/A	N/A
XXXX	xxxxxx8838			Closed	2024-03-11 05:58	2024-03-15 13:54	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/15/2024 Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/14/2024 Ready for Review-Document Uploaded. - Seller-03/13/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/13/2024	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/15/2024 Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/14/2024	PCCD- XXXXX.pdf			CA	Primary Residence	Purchase	NA	1484412	N/A	N/A
XXXX	xxxxxx8838			Closed	2024-03-11 06:00	2024-03-14 20:29	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Right to Receive Appraisal	Resolved-Right to receive appraisal disclosure received, resolved. - Due Diligence Vendor-03/14/2024 Ready for Review-Document Uploaded. - Seller-03/12/2024 Open-Missing Right to Receive Appraisal - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/12/2024	Resolved-Right to receive appraisal disclosure received, resolved. - Due Diligence Vendor-03/14/2024	NOTICE OF APPRAISAL.pdf			CA	Primary Residence	Purchase	NA	1484420	N/A	N/A
XXXX	xxxxxx8838	Closed	2024-03-14 20:13	2024-03-14 20:29	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 357 and the Final Closing disclosure on Pg#’s 212, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 208. An interior and exterior appraisal was completed for this property – see pg 17, the appraisal disclosure was provided to the borrower(s)- see Pg#’s Finding. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/14/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/14/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 357 and the Final Closing disclosure on Pg#’s 212, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 208. An interior and exterior appraisal was completed for this property – see pg 17, the appraisal disclosure was provided to the borrower(s)- see Pg#’s Finding. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/14/2024

																				CA	Primary Residence	Purchase	NA	1496907	N/A	N/A
XXXX	xxxxxx8838	Closed	2024-03-14 20:13	2024-03-14 20:29	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 357 and the Final Closing disclosure on Pg#’s 212, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 208. An interior and exterior appraisal was completed for this property – see pg 17, the appraisal disclosure was provided to the borrower(s)- see Pg#’s Finding. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/14/2024

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/14/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 357 and the Final Closing disclosure on Pg#’s 212, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 208. An interior and exterior appraisal was completed for this property – see pg 17, the appraisal disclosure was provided to the borrower(s)- see Pg#’s Finding. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/14/2024

																				CA	Primary Residence	Purchase	NA	1496909	N/A	N/A
XXXX	xxxxxx8838			Closed	2024-03-12 03:07	2024-03-12 03:14	Waived	2 - Non-Material	B	B	Credit	Credit	FICO score does not meet guidelines	Waived-1 Fico sscore ok to proceed, Exception on file pg#364 - Due Diligence Vendor-03/12/2024		Waived-1 Fico sscore ok to proceed, Exception on file pg#364 - Due Diligence Vendor-03/12/2024			Comp Factor #1: DTI < 20% - DTI is 10.43%. Maximum allowed per guidelines is 50%. Comp Factor #2: >3 yrs reserves - Borrower(s) have 73.19 months Reserves. Minimum required per guidelines is 0 months. Comp Factor #3: 25% own funds - Borrower has >25% of own funds from his bank account Comp Factor #4: 3 trades established with ITIN and housing history paid AA - Borrower has 2 tradelines with Primary housing history.	CA	Primary Residence	Purchase	NA	1487248	Originator Pre-Close	Yes
XXXX	xxxxxx9053			Closed	2024-03-11 07:09	2024-04-08 15:56	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualifications do not meet requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024 Open-Asset Qualification Does Not Meet Guideline Requirements Please provide additional asset documentation required to Meet Guideline Requirements or Provide wire transfer/deposit into escrow if any which is required for closing. - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/20/2024	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-03/20/2024	FTC- XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1484511	N/A	N/A
XXXX	xxxxxx9053	Closed	2024-03-11 06:47	2024-04-08 15:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/08/2024

Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/20/2024

Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/20/2024

Open-Audited Reserves of 1.79 month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/20/2024

Ready for Review-Document Uploaded.  - Seller-03/18/2024

														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Please provide additional asset documentation to meet Guideline Required Reserves. - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/18/2024	Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/08/2024 Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/20/2024 Resolved-Audited Reserves of 21.13 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/20/2024	XXXX- XXXX.pdf			CA	Primary Residence	Purchase	NA	1484489	N/A	N/A
XXXX	xxxxxx9053	Closed	2024-03-11 08:19	2024-04-05 15:26	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured - Due Diligence Vendor-04/05/2024

Cured-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024

Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024

Ready for Review-Document Uploaded. Document uploaded. See attached. - Seller-04/03/2024

Counter-This loan is still failing the charges that cannot increase test because an additional desk review was added to the final CD. The total tolerance violation is $150. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao $150, PCCD, LOE, and POD shipping envelope.   - Due Diligence Vendor-03/20/2024

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-03/20/2024

Ready for Review-Document Uploaded.  - Seller-03/20/2024

														Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,300.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). There is Change of charges of $1300 due to increase of charges and addition of new charges from Revised CD to Final CD, please provide COC for Revised CD/Final CD. - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. Document uploaded. See attached. - Seller-04/03/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024	Cured-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured - Due Diligence Vendor-04/05/2024 Cured-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024 Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024	2.28 XXXX COC.pdf PCCD cover letter.pdf PCCD- XXXX-XXXX.pdf check.pdf			CA	Primary Residence	Purchase	NA	1484611	N/A	N/A
XXXX	xxxxxx9053			Closed	2024-03-11 08:19	2024-04-05 14:52	Resolved	1 - Information	A	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Duplicate. Charges that cannot increase test finding open, hence rescinded. - Due Diligence Vendor-03/11/2024		Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, Cured. - Due Diligence Vendor-04/05/2024 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Duplicate. Charges that cannot increase test finding open, hence rescinded. - Due Diligence Vendor-03/11/2024				CA	Primary Residence	Purchase	NA	1484610	N/A	N/A
XXXX	xxxxxx9053			Closed	2024-03-11 08:19	2024-04-05 14:52	Resolved	1 - Information	A	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, resolved. - Due Diligence Vendor-04/05/2024 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Duplicate. Charges that cannot increase test finding open, hence rescinded. - Due Diligence Vendor-03/11/2024		Resolved-Refund check iao $150 PCCD, LOE, and POD shipping label received, resolved. - Due Diligence Vendor-04/05/2024 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Duplicate. Charges that cannot increase test finding open, hence rescinded. - Due Diligence Vendor-03/11/2024				CA	Primary Residence	Purchase	NA	1484609	N/A	N/A
XXXX	xxxxxx9053			Closed	2024-03-11 08:49	2024-03-20 22:00	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is still moderate. Charges that cannot increase finding was countered, resolved. - Due Diligence Vendor-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024 Open-TRID: Missing Closing Disclosure Please provide PCCD as subject property is in dry state(CA) - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/20/2024	Resolved-PCCD received and updated to review, PC XXXX report is still moderate. Charges that cannot increase finding was countered, resolved. - Due Diligence Vendor-03/20/2024	PCCD- XXXXX.pdf EMD- XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1484645	N/A	N/A
XXXX	xxxxxx8921			Closed	2024-03-12 03:47	2024-03-13 08:46	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated Lender Loan Approval Form with corrected Matrix Version date uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/13/2024 Ready for Review-Document Uploaded. - Seller-03/12/2024 Open-The Matrix date on Lender Approval is 10/02/23. The most recent lock date in file 03/01/2024. Please provide updated Lender Approval using the Matrix Date closest to the lock date and/or clarification on using Matrix Date further away from the lock date in file. - Due Diligence Vendor-03/12/2024	Ready for Review-Document Uploaded. - Seller-03/12/2024	Resolved-Updated Lender Loan Approval Form with corrected Matrix Version date uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/13/2024	nanq.jpg			NJ	Primary Residence	Purchase	NA	1487262	N/A	N/A
XXXX	xxxxxx8921	Closed	2024-03-12 04:48	2024-03-12 08:08	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s322, 344.
Final Closing disclosure on Pg#’151.
Rate lock doc on pg-341, 137.
An interior and exterior appraisal was completed for this property on pg-52.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-392.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #331.

- Due Diligence Vendor-03/12/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s322, 344.
Final Closing disclosure on Pg#’151.
Rate lock doc on pg-341, 137.
An interior and exterior appraisal was completed for this property on pg-52.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-392.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #331.

 - Due Diligence Vendor-03/12/2024

																				NJ	Primary Residence	Purchase	NA	1487310	N/A	N/A
XXXX	xxxxxx8433			Closed	2024-03-20 20:20	2024-06-20 19:57	Resolved	1 - Information	C	A	Compliance	TRID	TRID Post-Consummation Reason for Redisclosure Validation Test	Resolved-PCCD received and updated to review, compliance test is passing, resolved - Due Diligence Vendor-06/20/2024 Resolved- - Due Diligence Vendor-03/20/2024 Open-This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests. - Due Diligence Vendor-03/20/2024		Resolved-PCCD received and updated to review, compliance test is passing, resolved - Due Diligence Vendor-06/20/2024 Resolved- - Due Diligence Vendor-03/20/2024				CA	Primary Residence	Refinance	Cash Out - Other	1512203	N/A	N/A
XXXX	xxxxxx8433	Closed	2024-03-11 11:58	2024-06-20 19:57	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-PCCD received and updated to review, compliance test is passing, resolved - Due Diligence Vendor-06/20/2024
Resolved- - Due Diligence Vendor-03/20/2024
Ready for Review-Please reference PCCD - Seller-03/19/2024
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

														The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Requesting for clarification of Right to Cancel documentation. The provided doc indicates a start date of XXXX with an expiration date of XXXX. However, the Notary date is XXXX and disbursement date is XXXX which falls before the third business day following consummation. - Due Diligence Vendor-03/11/2024	Ready for Review-Please reference PCCD - Seller-03/19/2024	Resolved-PCCD received and updated to review, compliance test is passing, resolved - Due Diligence Vendor-06/20/2024 Resolved- - Due Diligence Vendor-03/20/2024				CA	Primary Residence	Refinance	Cash Out - Other	1484954	N/A	N/A
XXXX	xxxxxx8433			Closed	2024-03-11 11:55	2024-03-20 20:28	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is elevated, resolved. - Due Diligence Vendor-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/19/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. - Seller-03/19/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/20/2024	PCCD- XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1484946	N/A	N/A
XXXX	xxxxxx8402	Closed	2024-03-12 07:11	2024-03-28 20:36	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-03/28/2024

Resolved-The subject property is a site condo. H06 insurance is not required. Resolved.  - Due Diligence Vendor-03/26/2024

Ready for Review-we do not need the master insurance policy because we have a regular h03 policy that covers the loan per the cost estimator on page 2. We only need the master insurance when we have a small h-06 insurance policy that does not cover loan amount - Seller-03/22/2024

														Open-Missing HO-6 Master Insurance Policy Please provide HO-6 Master Insurance Policy. - Due Diligence Vendor-03/12/2024	Ready for Review-we do not need the master insurance policy because we have a regular h03 policy that covers the loan per the cost estimator on page 2. We only need the master insurance when we have a small h-06 insurance policy that does not cover loan amount - Seller-03/22/2024	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-03/28/2024 Resolved-The subject property is a site condo. H06 insurance is not required. Resolved. - Due Diligence Vendor-03/26/2024				TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1487487	N/A	N/A
XXXX	xxxxxx8402	Closed	2024-03-12 06:53	2024-03-26 16:46	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-03/26/2024
Ready for Review-Document Uploaded.  - Seller-03/22/2024
Counter-The documents provided are for property insurance. This condition was added for title insurance. Per review the Title Coverage Amount of $XXXX is not sufficient to cover the loan amount of $XXXX. Please provide a title policy document with the correct coverage amount.  - Due Diligence Vendor-03/19/2024
Ready for Review-Document Uploaded. have cost est. = amount should be fine per uw - Seller-03/15/2024
														Open-Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien $XXXX, Please provide updated title document/supplemental title report with coverage amount equal to or greater than Subject Lien $XXXX. - Due Diligence Vendor-03/12/2024	Ready for Review-Document Uploaded. - Seller-03/22/2024 Ready for Review-Document Uploaded. have cost est. = amount should be fine per uw - Seller-03/15/2024	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-03/26/2024	Title Cvg.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1487465	N/A	N/A
XXXX	xxxxxx0138	Closed	2024-03-12 07:16	2024-03-22 12:13	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-RCE document uploaded & also asper GL If the insurable value of the improvements is less than the unpaid principal balance, the insurable value is the amount of coverage required, verified & entered in system - Resolved. - Due Diligence Vendor-03/22/2024
Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-03/22/2024
Ready for Review-Document Uploaded.  - Seller-03/21/2024
														Open-Hazard Insurance Coverage Amount of $XXXX is less than Required Coverage Amount of $XXXX and Guaranteed Replacement Coverage indicator is 'No' Please provide an updated policy for XXX and XXXX. The provided policies list $XXX which is less than the $XXXX required. Please advise as there is no Replacement Cost Estimator in file for the insufficient coverage - Due Diligence Vendor-03/12/2024	Ready for Review-Document Uploaded. - Seller-03/21/2024	Resolved-RCE document uploaded & also asper GL If the insurable value of the improvements is less than the unpaid principal balance, the insurable value is the amount of coverage required, verified & entered in system - Resolved. - Due Diligence Vendor-03/22/2024 Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-03/22/2024	RCE.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1487491	N/A	N/A
XXXX	xxxxxx9454	Closed	2024-03-13 11:31	2024-04-25 15:21	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024
Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024
Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024
Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024
Ready for Review-Document Uploaded.  - Seller-03/20/2024
Counter-The final CD provided cannot be used for evidence of assets. Please provide evidence of the $XXXX issued to the borrower. - Due Diligence Vendor-03/18/2024
Open-Audited Reserves of  month(s) are less than Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/18/2024
Ready for Review-Document Uploaded. Loan #XXXX closed with cash to borrower in the amount of $XXXX.  The borrower also has bank accts XXXX #XXXX $XXXX and XXXX #XXXX $XXXX for a total of $XXXX enough for cash to close and reserves.  - Seller-03/14/2024
														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 5 month(s) Request to provide supportive document for bridge loan amount of $XXXX (mentioned in 1003,) on which borrower is going for refinance of REO which he owned. - Due Diligence Vendor-03/13/2024	Ready for Review-Document Uploaded. - Seller-03/20/2024 Ready for Review-Document Uploaded. Loan #XXXXX closed with cash to borrower in the amount of $101,064.26. The borrower also has bank accts XXXX #XXXX $33,703.51 and XXXX #XXXX $816.78 for a total of $135,584.55 enough for cash to close and reserves. - Seller-03/14/2024	Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024 Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024 Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024 Resolved-Audited Reserves of 15.87 month(s) are greater than or equal to Guideline Required Reserves of 5 month(s) - Due Diligence Vendor-03/21/2024	final closing disclosure showing cash to borrower $.pdf XXXX #XXXX.pdf XXXX #XXXX.pdf WIRE.pdf			KS	Primary Residence	Purchase	NA	1491148	N/A	N/A
XXXX	xxxxxx9454	Closed	2024-03-13 11:23	2024-03-13 11:23	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s408, 427.
Final Closing disclosure on Pg#’172.
Rate lock doc on pg-421.
An interior and exterior appraisal was completed for this property on pg-25.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-517.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #411.
- Due Diligence Vendor-03/13/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s408, 427.
Final Closing disclosure on Pg#’172.
Rate lock doc on pg-421.
An interior and exterior appraisal was completed for this property on pg-25.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-517.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #411.
 - Due Diligence Vendor-03/13/2024

																				KS	Primary Residence	Purchase	NA	1491123	N/A	N/A
XXXX	xxxxxx9906	Closed	2024-03-14 07:28	2024-03-21 12:24	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s 90 reflects escrows. Rate lock date was entered correctly – see Pg#’s 89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/21/2024
Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s  90  reflects escrows. Rate lock date was entered correctly – see Pg#’s  89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
- Due Diligence Vendor-03/14/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s 90 reflects escrows. Rate lock date was entered correctly – see Pg#’s 89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/21/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s  90  reflects escrows. Rate lock date was entered correctly – see Pg#’s  89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/14/2024

																				CA	Primary Residence	Purchase	NA	1494085	N/A	N/A
XXXX	xxxxxx9906	Closed	2024-03-14 07:28	2024-03-21 12:23	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s 90 reflects escrows. Rate lock date was entered correctly – see Pg#’s 89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/21/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s  90  reflects escrows. Rate lock date was entered correctly – see Pg#’s  89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
- Due Diligence Vendor-03/14/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s 90 reflects escrows. Rate lock date was entered correctly – see Pg#’s 89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/21/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 266 and the Final Closing disclosure on Pg#’s  90  reflects escrows. Rate lock date was entered correctly – see Pg#’s  89 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s310 , and HPM Page # 269. The loan meets HPML guidelines
 - Due Diligence Vendor-03/14/2024

																				CA	Primary Residence	Purchase	NA	1494087	N/A	N/A
XXXX	xxxxxx9906			Closed	2024-03-14 08:00	2024-03-21 12:21	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXX report is elevated, resolved. - Due Diligence Vendor-03/21/2024 Ready for Review-Document Uploaded. - Seller-03/19/2024 Open-TRID: Missing Closing Disclosure Property is in dry funding state "CA", Please provide the PCCD. - Due Diligence Vendor-03/14/2024	Ready for Review-Document Uploaded. - Seller-03/19/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/21/2024	EMD.pdf FTC.pdf PCCD- XXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1494118	N/A	N/A
XXXX	xxxxxx9935	Closed	2024-03-15 09:17	2024-04-25 15:16	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-PCCD & Master settlement statement uploaded verifying second mortgage for $XXXX so the cash to close coming from the borrower was not $XXXX but rather only $XXXX this was balanced with escrow and the Second Mtg is mentioned on the Final Settlement Statement. Audited Reserves of 13.59 months are greater than or equal to Guideline Required Reserves of 3 months, verified & entered in system - Resolved. - Due Diligence Vendor-03/27/2024
Resolved-Audited Reserves of 13.59 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/27/2024
Ready for Review-Document Uploaded. Please see UW Response along with supporting documents. - Seller-03/26/2024
														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Request to Provide Sufficient Asset Documents to meet the Guideline Reserve Requirements. The provided documents account for $XXXX while the CTC is listed as $XXXX on the Final CD - Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. Please see UW Response along with supporting documents. - Seller-03/26/2024	Resolved-PCCD & Master settlement statement uploaded verifying second mortgage for $XXXX so the cash to close coming from the borrower was not $XXXX but rather only $XXXX this was balanced with escrow and the Second Mtg is mentioned on the Final Settlement Statement. Audited Reserves of 13.59 months are greater than or equal to Guideline Required Reserves of 3 months, verified & entered in system - Resolved. - Due Diligence Vendor-03/27/2024 Resolved-Audited Reserves of 13.59 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-03/27/2024	XXXX_XXXX_UW Response for Reserves.pdf XXXX_XXXX_Final Settlement Statement.pdf XXXX_XXXX_Updated PCCD.pdf			CA	Primary Residence	Purchase	NA	1497972	N/A	N/A
XXXX	xxxxxx9935	Closed	2024-03-15 12:22	2024-03-28 14:54	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXXreport is minimal, resolved. - Due Diligence Vendor-03/28/2024
Ready for Review-Document Uploaded. Updated PCCD - Seller-03/26/2024
Counter-The fee on Line 1 of section H of the PCCD is not labeled. There is a broker fee on line 3 of section H charged to the borrower. Please provide a corrected PCCD. - Due Diligence Vendor-03/25/2024
Ready for Review-Document Uploaded. PCCD - Seller-03/21/2024
Open-TRID: Missing Closing Disclosure Provide Post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA).

														- Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. Updated PCCD - Seller-03/26/2024 Ready for Review-Document Uploaded. PCCD - Seller-03/21/2024	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/28/2024	XXXX_XXXX_Updated PCCD.pdf			CA	Primary Residence	Purchase	NA	1498197	N/A	N/A
XXXX	xxxxxx9935			Closed	2024-03-15 09:16	2024-03-27 12:00	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-Updated final 1003 with corrected gift of $95859.59 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/27/2024 Ready for Review-Document Uploaded. Updated 1003 and Final Settlement Statement supporting the correct Gift amount. - Seller-03/26/2024 Open-Request to provide clarification on Gift amount along with the prior documentation. Per the Final 1003, the Gift amount reflect as $220000. However, the provided Gift Letter reflects with amount $95859.59 - Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. Updated 1003 and Final Settlement Statement supporting the correct Gift amount. - Seller-03/26/2024	Resolved-Updated final 1003 with corrected gift of $95859.59 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/27/2024	XXXX_XXXX_Updated 1003.pdf			CA	Primary Residence	Purchase	NA	1497971	N/A	N/A
XXXX	xxxxxx7761			Closed	2024-03-15 12:14	2024-03-21 19:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Incomplete	Resolved-Client provided the notarized page of the mortgage with the date the mortgage was notarized included. Resolved. - Due Diligence Vendor-03/21/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024 Counter-The condition was added because the notarized page of the mortgage does not include the date the mortgage was notarized. - Due Diligence Vendor-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024 Open-Provided deed document pg-432 doesn't have Notary date in it. Request to provide updated Deed with Notary date. - Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. - Seller-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/20/2024	Resolved-Client provided the notarized page of the mortgage with the date the mortgage was notarized included. Resolved. - Due Diligence Vendor-03/21/2024	XXXX- deed's notary page.pdf XXXX- Sig page for Deed.pdf			NJ	Primary Residence	Purchase	NA	1498192	N/A	N/A
XXXX	xxxxxx7761	Closed	2024-03-15 11:50	2024-03-20 19:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 341 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s Finding. An interior and exterior appraisal was completed for this property – see pg 91, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 453. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/20/2024
Ready for Review-Please waive since it meets the requirements. - Seller-03/20/2024
Ready for Review-Please waive since it meets the requirements. - Seller-03/20/2024
Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s341, 381.
Final Closing disclosure on Pg#’210
Rate lock doc on pg-355.
An interior and exterior appraisal was completed for this property on pg-91.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-453.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #344.
- Due Diligence Vendor-03/15/2024	Ready for Review-Please waive since it meets the requirements. - Seller-03/20/2024 Ready for Review-Please waive since it meets the requirements. - Seller-03/20/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 341 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s Finding. An interior and exterior appraisal was completed for this property – see pg 91, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 453. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/20/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s341, 381.
Final Closing disclosure on Pg#’210
Rate lock doc on pg-355.
An interior and exterior appraisal was completed for this property on pg-91.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-453.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #344.
 - Due Diligence Vendor-03/15/2024

																				NJ	Primary Residence	Purchase	NA	1498135	N/A	N/A
XXXX	xxxxxx7761			Closed	2024-03-15 11:50	2024-03-20 18:05	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/15/2024		Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024				NJ	Primary Residence	Purchase	NA	1498137	N/A	N/A
XXXX	xxxxxx7761			Closed	2024-03-15 11:50	2024-03-20 18:05	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/15/2024		Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024				NJ	Primary Residence	Purchase	NA	1498139	N/A	N/A
XXXX	xxxxxx7761	Closed	2024-03-15 11:50	2024-03-20 18:05	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024

Ready for Review-Document Uploaded.  - Seller-03/18/2024

Open-Request to provide missing COC regarding revised CD page 215 in which discount points fee was increased  $2,194.50 (increased from $3,135 to $5,329.50). - Due Diligence Vendor-03/15/2024

														Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,194.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. - Seller-03/18/2024	Resolved-COC form received and updated to review, tolerance fail has been satisfied, resolved. - Due Diligence Vendor-03/20/2024	COC CD - XXXX #XXXX.docx			NJ	Primary Residence	Purchase	NA	1498140	N/A	N/A
XXXX	xxxxxx7761			Closed	2024-03-15 10:09	2024-03-20 04:58	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated Lender Loan Approval Form uploaded with corrected Matrix Version Date, verified & entered in system - Resolved. - Due Diligence Vendor-03/20/2024 Ready for Review-Document Uploaded. - Seller-03/19/2024 Open-The Matrix date on Lender Approval is 10/02/23. The most recent lock date in file is 02/05/24. Please provide updated Lender Approval using the Matrix Date closest to the lock date and/or clarification on using Matrix Date further away from the lock date in file. - Due Diligence Vendor-03/15/2024	Ready for Review-Document Uploaded. - Seller-03/19/2024	Resolved-Updated Lender Loan Approval Form uploaded with corrected Matrix Version Date, verified & entered in system - Resolved. - Due Diligence Vendor-03/20/2024	XXXX-nanq.docx			NJ	Primary Residence	Purchase	NA	1498011	N/A	N/A
XXXX	xxxxxx8434	Closed	2024-03-15 10:56	2024-03-15 11:00	Resolved	1 - Information	A	A	Compliance	Points & Fees	MD COMAR Higher-Priced Mortgage Loan Test	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 430 and the Final Closing disclosure on Pg 260 reflects escrows. Rate lock date was entered correctly – see Pg 438 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 475 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 433. - Due Diligence Vendor-03/15/2024	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg 430  and the Final Closing disclosure on Pg 260  reflects escrows. Rate lock date was entered correctly – see Pg  438  An interior and exterior appraisal was completed for this property – see pg  23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg  475  for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 433. - Due Diligence Vendor-03/15/2024

																				MD	Primary Residence	Purchase	NA	1498067	N/A	N/A
XXXX	xxxxxx8434	Closed	2024-03-15 10:56	2024-03-15 11:00	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 430 and the Final Closing disclosure on Pg 260 reflects escrows. Rate lock date was entered correctly – see Pg 438 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 475 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 433.
"
- Due Diligence Vendor-03/15/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 430 and the Final Closing disclosure on Pg 260 reflects escrows. Rate lock date was entered correctly – see Pg 438 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 475 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 433.
"
 - Due Diligence Vendor-03/15/2024

																				MD	Primary Residence	Purchase	NA	1498065	N/A	N/A
XXXX	xxxxxx9774			Closed	2024-03-18 09:59	2024-03-25 17:15	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/25/2024 Ready for Review-Document Uploaded. - Seller-03/21/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-03/18/2024	Ready for Review-Document Uploaded. - Seller-03/21/2024	Resolved-PCCD received and updated to review, PC XXXXreport is minimal, resolved. - Due Diligence Vendor-03/25/2024	pccd.pdf			CA	Primary Residence	Purchase	NA	1502807	N/A	N/A
XXXX	xxxxxx9160	Closed	2024-03-20 03:09	2024-03-27 23:15	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/27/2024

Ready for Review-Document Uploaded.  - Seller-03/26/2024

Counter-Per the Note and Loan Approval the P&I is $1898.73. The P&I pmt amount on the 1008 provided is $1,858.13. Please provide a corrected 1008. - Due Diligence Vendor-03/25/2024

Ready for Review-Document Uploaded.  - Seller-03/21/2024

														Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct P&I. Per the 1008 in file, the P&I amount is $1858.13 does not match with Note's and Loan Approval's P&I of $1898.73 with a difference is $40.6. - Due Diligence Vendor-03/20/2024	Ready for Review-Document Uploaded. - Seller-03/26/2024 Ready for Review-Document Uploaded. - Seller-03/21/2024	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/27/2024	XXX-1008.pdf			IL	Primary Residence	Purchase	NA	1509375	N/A	N/A
XXXX	xxxxxx9160	Closed	2024-03-19 05:39	2024-03-19 05:39	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-167,323.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 285
Final Closing disclosure on Pg-174
An interior and exterior appraisal was completed for this property pg-22.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-390,391
The loan meets HPML Guidelines. HPML Lender Certification is in Page-318
- Due Diligence Vendor-03/19/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-167,323.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 285
Final Closing disclosure on Pg-174
An interior and exterior appraisal was completed for this property pg-22.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-390,391
The loan meets HPML Guidelines. HPML Lender Certification is in Page-318
 - Due Diligence Vendor-03/19/2024

																				IL	Primary Residence	Purchase	NA	1506284	N/A	N/A
XXXX	xxxxxx9002	Closed	2024-03-20 13:10	2024-03-27 23:07	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/27/2024

Ready for Review-Document Uploaded.  - Seller-03/26/2024

Counter-Per the Note the P&I payment amount is $3,218.20 and the rate is 8.999. The P&I pmt amount on the 1008 provided is $3,215.61 and the rate used for qualifying is 8.990%. Please provide a corrected 1008 - Due Diligence Vendor-03/25/2024

Ready for Review-Document Uploaded.  - Seller-03/21/2024

														Open-The 1008 document is missing from the loan file. Please provide an updated 1008 reflecting the correct Interest rate of 8.999% and a P&I to reflect the note and approval in file. PITIA discrepancy is due to the P&I variance - Due Diligence Vendor-03/20/2024	Ready for Review-Document Uploaded. - Seller-03/26/2024 Ready for Review-Document Uploaded. - Seller-03/21/2024	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/27/2024	XXXX-1008.pdf			FL	Primary Residence	Purchase	NA	1510213	N/A	N/A
XXXX	xxxxxx9002	Closed	2024-03-20 07:21	2024-03-20 07:21	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 320 and the Final Closing disclosure on Pg 206 reflects escrows. Rate lock date was entered correctly – see Pg 342 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 391 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 324.
"
- Due Diligence Vendor-03/20/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 320 and the Final Closing disclosure on Pg 206 reflects escrows. Rate lock date was entered correctly – see Pg 342 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 391 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 324.
"
 - Due Diligence Vendor-03/20/2024

																				FL	Primary Residence	Purchase	NA	1509745	N/A	N/A
XXXX	xxxxxx0897			Closed	2024-03-22 09:27	2024-03-26 23:53	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/26/2024 Resolved-Proof of EMD uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/26/2024 Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/26/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/25/2024 Open-Asset 4 Does Not Meet Guideline Requirements Request to provide Wire Transfer or Evidence of Receipt to verify the EMD amount of $7600 - Due Diligence Vendor-03/22/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/25/2024	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/26/2024 Resolved-Proof of EMD uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/26/2024 Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/26/2024	EMD.pdf			CA	Primary Residence	Purchase	NA	1516777	N/A	N/A
XXXX	xxxxxx0897			Closed	2024-03-22 10:13	2024-03-26 23:47	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/26/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/25/2024 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-03/22/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/25/2024	Resolved-PCCD received and updated to review, PC XXXX report is minimal, resolved. - Due Diligence Vendor-03/26/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1516818	N/A	N/A
XXXX	xxxxxx1059			Closed	2024-03-25 09:38	2024-03-29 18:14	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/29/2024 Resolved-PCCD with corrected selection for assumption received. Resolved. - Due Diligence Vendor-03/27/2024 Ready for Review-Document Uploaded. - Seller-03/25/2024 Open-TRID: Missing Final Closing Disclosure Request to provide updated Final CD with correct Assumption selection. As per guidelines, Fixed-Rate Notes are not assumable. - Due Diligence Vendor-03/25/2024	Ready for Review-Document Uploaded. - Seller-03/25/2024	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-03/29/2024 Resolved-PCCD with corrected selection for assumption received. Resolved. - Due Diligence Vendor-03/27/2024	XXXX PCCD.pdf			NV	Primary Residence	Purchase	NA	1520558	N/A	N/A
XXXX	xxxxxx1059			Closed	2024-03-25 10:02	2024-03-27 16:00	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/27/2024 Ready for Review-Document Uploaded. - Seller-03/25/2024 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state NV. - Due Diligence Vendor-03/25/2024	Ready for Review-Document Uploaded. - Seller-03/25/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-03/27/2024	XXXX PCCD.pdf			NV	Primary Residence	Purchase	NA	1520594	N/A	N/A
XXXX	xxxxxx9118	Closed	2024-03-27 07:18	2024-04-01 21:20	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 425 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 198. An interior and exterior appraisal was completed for this property – see pg 35, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 512. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg425   and the Final Closing disclosure on Pg 207  reflects escrows. Rate lock date was entered correctly – see Pg   198 An interior and exterior appraisal was completed for this property – see pg  36 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 512   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 428
"
- Due Diligence Vendor-03/27/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 425 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 198. An interior and exterior appraisal was completed for this property – see pg 35, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 512. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg425   and the Final Closing disclosure on Pg 207  reflects escrows. Rate lock date was entered correctly – see Pg   198 An interior and exterior appraisal was completed for this property – see pg  36 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 512   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 428
"
 - Due Diligence Vendor-03/27/2024

																				CA	Primary Residence	Purchase	NA	1527683	N/A	N/A
XXXX	xxxxxx9118	Closed	2024-03-27 07:18	2024-04-01 21:19	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 425 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 198. An interior and exterior appraisal was completed for this property – see pg 35, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 512. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg425 and the Final Closing disclosure on Pg 207 reflects escrows. Rate lock date was entered correctly – see Pg 198 An interior and exterior appraisal was completed for this property – see pg 36 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 512 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 428 - Due Diligence Vendor-03/27/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 425 and the Final Closing disclosure on Pg#’s 210, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 198. An interior and exterior appraisal was completed for this property – see pg 35, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 512. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg425   and the Final Closing disclosure on Pg 207  reflects escrows. Rate lock date was entered correctly – see Pg   198 An interior and exterior appraisal was completed for this property – see pg  36 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 512   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 428 - Due Diligence Vendor-03/27/2024

																				CA	Primary Residence	Purchase	NA	1527681	N/A	N/A
XXXX	xxxxxx9118			Closed	2024-03-27 07:56	2024-04-01 21:15	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-04/01/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/29/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-03/27/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/29/2024	Resolved-PCCD received and updated to review, PC XXXX report is elevated, resolved. - Due Diligence Vendor-04/01/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1527749	N/A	N/A
XXXX	xxxxxx9118			Closed	2024-03-27 07:31	2024-03-27 12:57	Waived	2 - Non-Material	B	B	Credit	Credit	Lender Approved Exceptions Stipulations Not Met	Waived-Reviewing with XXXX, full doc loan, borrower has alternative tradelines and a reported tradeline with no activity, 34% DTI, great reserves over 12 months, over 13K in residual income per month. Exception Approval on page 440. - Due Diligence Vendor-03/27/2024		Waived-Reviewing with XXXX, full doc loan, borrower has alternative tradelines and a reported tradeline with no activity, 34% DTI, great reserves over 12 months, over 13K in residual income per month. Exception Approval on page 440. - Due Diligence Vendor-03/27/2024			Comp Factor #1: 70 LTV - Confirmed as 70% with matrix maximum is listed as 85% Comp Factor #2: Greater than 12 month reserves - We calculate over 58 months of reserves post-close Comp Factor #3: Residual Income is $13,997.01. Minimum Residual Income required per guidelines is $2500.	CA	Primary Residence	Purchase	NA	1527726	Originator Pre-Close	Yes
XXXX	xxxxxx9192	Closed	2024-03-27 07:27	2024-03-27 07:27	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 292,244
Final Closing disclosure on Pg-195
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-425
The loan meets HPML Guidelines.
- Due Diligence Vendor-03/27/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-305
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 292,244
Final Closing disclosure on Pg-195
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-425
The loan meets HPML Guidelines.
 - Due Diligence Vendor-03/27/2024

																				KS	Primary Residence	Refinance	Cash Out - Other	1527715	N/A	N/A
XXXX	xxxxxx9141	Closed	2024-03-27 09:29	2024-04-04 17:05	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor-04/04/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s130 reflects escrows. Rate lock date was entered correctly – see Pg#’129 An interior and exterior appraisal was completed for this property – see pg#20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #295 , and copy of the appraisal was given to the borrower – see Pg#’s #296for the copy of the disclosure. HPML pg#246 - Due Diligence Vendor-03/27/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s130 reflects escrows. Rate lock date was entered correctly – see Pg#’129 An interior and exterior appraisal was completed for this property – see pg#20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #295 , and copy of the appraisal was given to the borrower – see Pg#’s #296for the copy of the disclosure. HPML pg#246 - Due Diligence Vendor-03/27/2024

																				CA	Primary Residence	Refinance	Cash Out - Other	1527832	N/A	N/A
XXXX	xxxxxx9141	Closed	2024-03-27 09:25	2024-04-01 18:10	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s 130, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 128. An interior and exterior appraisal was completed for this property – see pg 20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 295. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

Ready for Review-Document Uploaded.  - Seller-03/28/2024

Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure. Subject State is in CA
- Due Diligence Vendor-03/27/2024	Ready for Review-Document Uploaded. - Seller-03/28/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s 130, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 128. An interior and exterior appraisal was completed for this property – see pg 20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 295. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

																	XXXX PCCD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1527826	N/A	N/A
XXXX	xxxxxx9141	Closed	2024-03-27 09:29	2024-04-01 18:09	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s 130, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 128. An interior and exterior appraisal was completed for this property – see pg 20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 295. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s130 reflects escrows. Rate lock date was entered correctly – see Pg#’129 An interior and exterior appraisal was completed for this property – see pg#20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #295 , and copy of the appraisal was given to the borrower – see Pg#’s #296for the copy of the disclosure. HPML pg#246 - Due Diligence Vendor-03/27/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s 130, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 128. An interior and exterior appraisal was completed for this property – see pg 20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 295. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-04/01/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 240 and the Final Closing disclosure on Pg#’s130 reflects escrows. Rate lock date was entered correctly – see Pg#’129 An interior and exterior appraisal was completed for this property – see pg#20, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #295 , and copy of the appraisal was given to the borrower – see Pg#’s #296for the copy of the disclosure. HPML pg#246 - Due Diligence Vendor-03/27/2024

																				CA	Primary Residence	Refinance	Cash Out - Other	1527830	N/A	N/A